UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	FROST GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCK ‡ — 98.1%
Consumer Discretionary — 24.5%
Amazon.com*	22,671	$9,562,174
BorgWarner	129,980	7,694,816
Chipotle Mexican Grill, Cl A*	9,815	6,098,452
Dollar General	93,005	6,762,394
Home Depot	101,090	10,814,608
lululemon athletica*	87,800	5,587,592
NIKE, Cl B	69,930	6,911,881
Priceline Group*	9,390	11,623,036
Starbucks	210,050	10,414,279
Time Warner	102,590	8,659,622
Twenty-First Century Fox, Cl A	355,380	12,111,351
Walt Disney	103,860	11,291,659

		107,531,864

Consumer Staples — 4.4%
Costco Wholesale	64,382	9,209,845
CVS Health	102,065	10,134,034

		19,343,879

Energy — 4.6%
Anadarko Petroleum	60,600	5,702,460
EOG Resources	77,956	7,713,746
Schlumberger	73,653	6,968,310

		20,384,516

Financials — 6.6%
BlackRock, Cl A	19,511	7,100,833
Charles Schwab	267,500	8,158,750
Invesco	120,109	4,974,915
Moody’s	81,405	8,752,666

		28,987,164

Health Care — 13.2%
Actavis*	31,830	9,003,434
Biogen*	37,164	13,896,734
Bristol-Myers Squibb	132,165	8,422,875
Celgene*	80,210	8,667,493
Gilead Sciences	113,155	11,373,209
Zoetis, Cl A	144,735	6,429,129

		57,792,874

Industrials — 10.1%
Boeing	60,325	8,646,985
Canadian Pacific Railway	34,990	6,668,394
Cummins	58,903	8,143,929
FedEx	49,238	8,349,288
Union Pacific	115,312	12,249,594

		44,058,190

Information Technology — 33.1%
Apple	240,396	30,085,559
Baidu ADR*	36,320	7,274,170
Cognizant Technology Solutions, Cl A*	186,547	10,920,461
eBay*	131,520	7,662,355
Facebook, Cl A*	200,690	15,808,351
Google, Cl A*	18,354	10,072,125
Google, Cl C*	18,720	10,059,142
Lam Research	86,860	6,564,879
LinkedIn, Cl A*	32,375	8,162,709
MasterCard, Cl A	101,410	9,148,196
Salesforce.com*	96,135	7,000,551
Splunk*	60,000	3,980,700
Visa, Cl A	210,100	13,877,105
Workday, Cl A*	50,000	4,560,500

		145,176,803

Description	Shares	Value
Materials — 1.6%
Monsanto	60,000	$6,837,600

Total Common Stock (Cost $246,764,840)		430,112,890

CASH EQUIVALENT ** — 1.2%
AIM STIT-Government & Agency Portfolio, Private Class, 0.010% (Cost $5,293,832)	5,293,832	5,293,832

Total Investments — 99.3% (Cost $252,058,672)†		$435,406,722

Percentages are based on Net Assets of $438,309,040.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2015.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR – American Depositary Receipt

Cl – Class

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $252,058,672, and the unrealized appreciation and depreciation were $183,608,790 and $(260,740), respectively.

As of April 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1500

THE ADVISORS’ INNER CIRCLE FUND II	FROST VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCK ‡ — 99.5%
Consumer Discretionary — 17.8%
Carnival	253,100	$11,128,807
Las Vegas Sands	156,400	8,270,432
Lowe’s	139,400	9,599,084
Target	83,200	6,558,656
Walt Disney	103,500	11,252,520
Whirlpool	58,500	10,272,600

		57,082,099

Energy — 5.7%
Occidental Petroleum	85,900	6,880,590
Total ADR	214,660	11,613,106

		18,493,696

Financials — 26.3%
American International Group	216,300	12,175,527
Capital One Financial	166,000	13,421,100
Citigroup	246,500	13,143,380
FNF Group	176,000	6,334,240
JPMorgan Chase	104,790	6,629,015
Lazard, Cl A	205,800	10,913,574
NASDAQ OMX Group	245,000	11,914,350
Wells Fargo	179,550	9,893,205

		84,424,391

Health Care — 15.8%
Abbott Laboratories	226,300	10,504,846
AbbVie	194,500	12,576,370
Baxter International	158,300	10,881,542
Medtronic	60,727	4,521,125
Novartis ADR	121,400	12,358,520

		50,842,403

Industrials — 18.1%
Boeing	82,900	11,882,886
Eaton	190,900	13,120,557
General Electric	527,300	14,279,284
Honeywell International	46,050	4,647,366
United Continental Holdings*	236,600	14,134,484

		58,064,577

Information Technology — 15.8%
Broadridge Financial Solutions	92,300	4,976,816
Cisco Systems	472,260	13,615,256
Corning	615,700	12,886,601
Maxim Integrated Products	246,100	8,079,463
Nielsen	246,600	11,082,204

		50,640,340

Total Common Stock (Cost $277,038,331)		319,547,506

CASH EQUIVALENT ** — 1.1%
AIM STIT-Government & Agency Portfolio, Private Class, 0.010% (Cost $3,542,638)	3,542,638	3,542,638

Total Investments — 100.6% (Cost $280,580,969)†		$323,090,144

Percentages are based on Net Assets of $321,309,410.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2015.
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR – American Depositary Receipt

Cl – Class

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $280,580,969, and the unrealized appreciation and depreciation were $46,595,497 and $(4,086,322), respectively.

As of April 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1500

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
APRIL 30, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCK — 85.8%
Consumer Discretionary — 9.5%
Coach	80,800	$3,087,368
General Motors	153,600	5,385,216
Honda Motor ADR	86,100	2,886,933
Johnson Controls	22,300	1,123,474
Target	30,600	2,412,198

		14,895,189

Consumer Staples — 2.6%
Archer-Daniels-Midland	28,600	1,397,968
Wal-Mart Stores	33,200	2,591,260

		3,989,228

Energy — 11.2%
BP ADR	111,300	4,803,708
California Resources	17,380	161,634
Ensco, Cl A	150,700	4,111,096
National Oilwell Varco	47,500	2,584,475
Occidental Petroleum	14,500	1,161,450
Royal Dutch Shell ADR, Cl A	30,200	1,915,586
Schlumberger	30,300	2,866,683

		17,604,632

Financials — 15.9%
Allstate	53,700	3,740,742
Annaly Capital Management‡	242,900	2,446,003
Bank of America	231,230	3,683,494
Barclays ADR	151,300	2,381,462
BB&T	27,800	1,064,462
Citigroup	51,800	2,761,976
Lincoln National	24,567	1,387,790
Marsh & McLennan	38,600	2,167,776
XL Group, Cl A	139,550	5,174,514

		24,808,219

Health Care — 6.8%
Merck	37,200	2,215,632
Quest Diagnostics	13,600	971,312
Sanofi ADR	92,600	4,680,930
Teva Pharmaceutical Industries ADR	46,500	2,809,530

		10,677,404

Industrials — 5.6%
Boeing	31,900	4,572,546
Dover	23,300	1,764,276
Raytheon	23,500	2,444,000

		8,780,822

Information Technology — 17.9%
Applied Materials	136,660	2,704,501
Black Box	133,656	2,659,754
EMC	91,800	2,470,338
Hewlett-Packard	40,700	1,341,879
International Business Machines	34,500	5,909,505
QUALCOMM	22,300	1,516,400
Telefonaktiebolaget LM Ericsson ADR	239,532	2,615,690
Western Union	436,500	8,852,220

		28,070,287

Materials — 11.5%
Dow Chemical	116,600	5,946,600
Monsanto	13,700	1,561,252
Mosaic	64,050	2,818,200
Rio Tinto ADR	57,000	2,553,030

Description	Shares	Value
Rock-Tenn, Cl A	82,000	$5,164,360

		18,043,442

Telecommunication Services — 4.8%
AT&T	215,692	7,471,571

Total Common Stock (Cost $126,524,078)		134,340,794

CASH EQUIVALENT ** — 36.3%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Shares, 0.000% (Cost $56,784,654)	56,784,654	56,784,654

Total Investments — 122.1% (Cost $183,308,732)†		$191,125,448

Percentages are based on Net Assets of $156,531,023.

**	Rate shown is the 7-day effective yield as of April 30, 2015.
‡	Real Estate Investment Trust

ADR – American Depositary Receipt

Cl – Class

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $183,308,732, and the unrealized appreciation and depreciation were $20,977,346 and $(13,160,630), respectively.

As of April 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1500

THE ADVISORS’ INNER CIRCLE FUND II	FROST MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCK — 92.8%
Consumer Discretionary — 16.8%
AutoNation*	5,215	$320,983
Dollar Tree*	6,320	482,911
Gannett	11,475	393,822
La Quinta Holdings*	25,270	608,502
Lennar, Cl A	6,565	300,677
Polaris Industries	1,200	164,352
Under Armour, Cl A*	6,520	505,626

		2,776,873

Consumer Staples — 7.6%
Monster Beverage*	3,990	547,069
WhiteWave Foods, Cl A*	16,035	705,059

		1,252,128

Energy — 2.2%
Diamondback Energy*	4,365	360,418

Financials — 16.3%
Affiliated Managers Group*	2,390	540,451
E*TRADE Financial*	14,140	407,091
Jones Lang LaSalle	3,235	537,204
Lincoln National	5,725	323,405
Moody’s	4,000	430,080
Raymond James Financial	8,165	461,567

		2,699,798

Health Care — 18.1%
Akorn*	10,900	453,876
Catamaran*	4,760	282,506
Charles River Laboratories International*	3,855	266,612
DexCom*	3,595	242,914
Jazz Pharmaceuticals*	3,070	548,609
Mettler-Toledo International*	1,185	375,657
Team Health Holdings*	6,555	390,481
Zimmer Holdings	3,865	424,532

		2,985,187

Industrials — 9.8%
Hexcel	5,380	269,807
Middleby*	4,890	495,553
Roper Technologies	2,030	341,385
Wabtec	5,480	515,394

		1,622,139

Information Technology — 20.1%
ACI Worldwide*	25,230	581,047
Akamai Technologies*	7,010	517,197
Euronet Worldwide*	10,490	613,455
FleetCor Technologies*	3,420	550,244
Fortinet*	15,620	589,499
Take-Two Interactive Software*	20,000	474,000

		3,325,442

Telecommunication Services — 1.9%
SBA Communications, Cl A*	2,720	315,030

Total Common Stock (Cost $11,767,529)		15,337,015

Description	Shares	Value
CASH EQUIVALENT ** — 4.7%
AIM STIT-Government & Agency Portfolio, Private Class, 0.010% (Cost $777,072)	777,072	$777,072

Total Investments — 97.5% (Cost $12,544,601)†		$16,114,087

Percentages are based on Net Assets of $16,534,116.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2015.

Cl – Class

†	At April 30, 2015, the tax basis cost of the Fund’s investments was 12,544,601, and the unrealized appreciation and depreciation were $3,705,956 and $(136,470), respectively.

As of April 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1500

THE ADVISORS’ INNER CIRCLE FUND II	FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCK — 88.9%
Australia — 1.3%
carsales.com	40,305	$301,093
Mineral Resources	32,484	165,145
REA Group	8,935	332,342

		798,580

Brazil — 1.3%
BM&FBOVESPA	108,039	442,849
Kroton Educacional	89,620	328,979

		771,828

Canada — 6.5%
AutoCanada	9,355	309,766
Avigilon*	26,478	456,918
Canadian Oil Sands	31,308	340,197
Constellation Software	1,916	751,155
Encana	45,842	650,869
Gildan Activewear, Cl A	12,167	385,815
lululemon athletica*	4,528	288,162
Valeant Pharmaceuticals International*	3,587	778,128

		3,961,010

China — 4.3%
Alibaba Group Holding ADR*	9,965	810,055
Baidu ADR*	4,952	991,787
Ctrip.com International ADR*	4,812	306,428
Tencent Holdings	23,426	483,486

		2,591,756

Denmark — 1.0%
Novo Nordisk, Cl B	10,531	591,217

France — 9.2%
Accor	11,523	631,863
Edenred	22,309	598,091
Eurofins Scientific	1,358	382,528
Ingenico	5,507	690,979
LVMH Moet Hennessy Louis Vuitton	722	126,254
Pernod Ricard	3,204	398,206
Renault	4,417	464,747
Safran	11,432	835,307
Schneider Electric	5,422	405,286
Suez Environnement	27,950	570,050
Total	8,161	441,918

		5,545,229

Germany — 1.6%
Fresenius Medical Care & KGaA	4,339	364,657
ProSiebenSat.1 Media	5,744	293,675
Wirecard	6,669	292,897

		951,229

Hong Kong — 4.2%
AIA Group	128,097	851,906
China Mobile	61,608	879,965
Galaxy Entertainment Group	90,939	437,042
Sands China	93,997	383,168

		2,552,081

India — 1.4%
ICICI Bank ADR	77,245	844,288

Ireland — 4.2%
Actavis*	3,678	1,040,359
Experian	63,070	1,126,441

Description	Shares	Value
Perrigo	2,046	$374,991

		2,541,791

Italy — 0.3%
Banca Popolare dell’Emilia Romagna SC	23,828	196,005

Japan — 5.4%
Kakaku.com	30,672	475,661
Kubota	8,246	129,058
Nippon Telegraph & Telephone	4,366	294,814
Nomura Holdings	86,102	558,580
Olympus*	14,313	515,411
Shiseido	3,494	62,938
Sony	19,843	599,888
Tokyo Electron	8,943	490,187
Toyota Motor	1,891	131,631

		3,258,168

Luxembourg — 0.3%
Altice*	1,961	207,364

Mexico — 0.9%
Wal-Mart de Mexico	238,635	561,512

Netherlands — 3.7%
ING Groep*	61,832	948,600
Koninklijke Philips	13,492	386,469
NXP Semiconductors*	5,611	539,330
Royal Dutch Shell ADR, Cl A	3,615	229,299
Yandex, Cl A*	7,955	153,054

		2,256,752

Panama — 1.7%
Copa Holdings, Cl A	9,160	1,015,752

Russia — 0.4%
QIWI ADR	8,187	222,195

Singapore — 0.2%
Singapore Exchange	22,893	147,152

South Korea — 2.4%
Hyundai Glovis	1,823	399,886
Korea Electric Power	13,615	592,034
NAVER	756	457,137

		1,449,057

Spain — 2.5%
Amadeus IT Holding, Cl A	7,200	328,191
Banco Popular Espanol	126,022	655,700
Grifols	12,455	528,486

		1,512,377

Sweden — 2.1%
Arcam*	16,022	249,609
Electrolux	2,882	86,295
Hexagon, Cl B	16,483	610,534
Lundin Petroleum*	21,555	348,906

		1,295,344

Switzerland — 4.6%
Actelion*	3,533	464,875
Holcim	4,408	354,097
Novartis	3,576	365,010
Partners Group Holding	2,360	739,709

THE ADVISORS’ INNER CIRCLE FUND II	FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Shares	Value
Roche Holding	863	$246,952
UBS Group*	31,511	629,506

		2,800,149

Turkey — 0.8%
Coca-Cola Icecek	27,651	468,386

United Kingdom — 18.7%
Abcam	59,666	480,123
ARM Holdings	27,967	475,195
ASOS*	7,624	437,975
Auto Trader Group* (A)	134,900	563,231
Aviva	89,771	722,244
Barclays	101,247	396,122
BG Group	19,298	349,553
BT Group, Cl A	49,713	346,726
Burberry Group	7,374	196,582
Compass Group	18,776	331,915
Domino’s Pizza Group*	33,896	410,777
Foxtons Group	170,088	573,193
GlaxoSmithKline ADR	6,080	280,592
Hargreaves Lansdown	45,726	858,949
Intertek Group	17,822	712,261
ITV	123,258	478,548
Lloyds Banking Group	468,864	555,262
Optimal Payments*	137,152	623,260
Rightmove	13,790	667,562
Rio Tinto	5,056	226,260
Schroders	13,625	675,773
St. James’s Place	39,592	540,060
Standard Chartered	25,189	412,397

		11,314,560

United States — 9.9%
CME Group, Cl A	4,565	415,004
First Cash Financial Services*	9,117	440,716
Kansas City Southern	3,080	315,669
Liberty Global*	13,223	667,100
MasterCard, Cl A	9,420	849,778
Nielsen	34,959	1,571,058
Priceline Group*	498	616,430
PriceSmart	3,730	300,116
Solera Holdings	16,962	822,996

		5,998,867

Total Common Stock (Cost $50,014,755)		53,852,649

	Number Of Rights
RIGHT — 0.7%
United Kingdom — 0.7%
Optimal Payments* 05/01/15	207,976	443,745

Total Right (Cost $327,253)		443,745

CASH EQUIVALENT **— 9.3%
AIM STIT-Government & Agency Portfolio, Private Class, 0.010% (Cost $5,635,444)	5,635,444	5,635,444

Total Investments — 98.9% (Cost $55,977,452)†		$59,931,838

The outstanding forward foreign currency contracts held by the Fund at April 30, 2015 are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
State Street	5/11/15	CHF	496,900	USD	537,380	$4,559
State Street	9/11/15	EUR	731,900	USD	797,390	(26,043)
State Street	5/18/15-7/22/15	GBP	1,994,200	USD	3,078,226	18,228
State Street	5/20/15-7/1/15	JPY	307,531,200	USD	2,608,740	31,929
State Street	6/9/15	KRW	344,974,700	USD	309,105	(12,326)
State Street	5/11/15	USD	515,847	CHF	496,900	16,974
State Street	5/18/15-7/22/15	USD	3,032,720	GBP	994,200	27,278
State Street	5/20/15-7/1/15	USD	2,029,184	JPY	242,074,300	(691)
State Street	6/9/15	USD	318,435	KRW	344,974,700	2,995

						$62,903

For the period ended April 30, 2015, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $60,611,968.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2015.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR – American Depositary Receipt

CHF – Swiss Franc

Cl – Class

EUR – Euro

GBP – British Pound Sterling

JPY – Japanese Yen

KRW – Korean Won

USD – United States Dollar

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $55,977,452, and the unrealized appreciation and depreciation were $5,839,149 and $(1,884,763), respectively.

The following is a list of the inputs used as of April 30, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$53,852,649	$—	$—	$53,852,649
Right	443,745	—	—	443,745
Cash Equivalent	5,635,444	—	—	5,635,444

Total Investments in Securities	$59,488,093	$443,745	$—	$59,931,838

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts***
Unrealized Appreciation	$—	$101,963	$—	$101,963
Unrealized Depreciation	—	(39,060)	—	(39,060)

Total Other Financial Instruments	$—	$62,903	$—	$62,903

THE ADVISORS’ INNER CIRCLE FUND II	FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

***	Forward foreign currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended April 30, 2015, there have been transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1500

THE ADVISORS’ INNER CIRCLE FUND II	FROST NATURAL RESOURCES FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Shares	Value
COMMON STOCK ‡ — 98.3%
Energy — 81.8%
Anadarko Petroleum	12,000	$1,129,200
Baker Hughes	10,000	684,600
Bonanza Creek Energy*	15,000	413,400
Canadian Natural Resources	40,000	1,330,000
CARBO Ceramics	14,000	619,220
Chevron	18,000	1,999,080
Concho Resources*	7,000	886,620
Crescent Point Energy	50,000	1,305,000
Dril-Quip*	7,250	577,970
EOG Resources	21,500	2,127,425
Exxon Mobil	20,000	1,747,400
Halliburton	27,500	1,346,125
Marathon Oil	35,000	1,088,500
Noble Energy	8,000	405,760
Occidental Petroleum	17,250	1,381,725
Oceaneering International	7,250	399,547
Oil States International*	15,750	749,542
Patterson-UTI Energy	15,000	335,250
Phillips 66	20,000	1,586,200
Plains GP Holdings, Cl A	70,000	2,058,000
Precision Drilling	25,000	181,750
Royal Dutch Shell ADR, Cl A	20,000	1,268,600
Schlumberger	20,000	1,892,200
Spectra Energy	14,250	530,813
Suncor Energy	36,000	1,173,600
Total ADR	30,000	1,623,000
TransCanada	15,750	731,115
Valero Energy	24,000	1,365,600
Western Refining	12,000	528,600

		31,465,842

Financials — 2.8%
Weyerhaeuser††	34,000	1,071,340

Industrials — 1.7%
General Electric	24,500	663,460

Information Technology — 0.8%
SunPower, Cl A*	10,000	321,900

Materials — 9.5%
Alcoa	40,000	536,800
Monsanto	7,000	797,720
Rio Tinto ADR	20,000	895,800
Rock-Tenn, Cl A	4,500	283,410
Silver Wheaton	30,000	592,200
Steel Dynamics	25,000	553,250

		3,659,180

Utilities — 1.7%
Calpine*	30,000	654,300

Total Common Stock (Cost $34,006,072)		37,836,022

Description	Shares	Value
CASH EQUIVALENT ** — 0.1%
AIM STIT - Liquid Assets Portfolio, Private Class, 0.010% (Cost $38,577)	38,577	$38,577

Total Investments — 98.4% (Cost $34,044,649)†		$37,874,599

Percentages are based on Net Assets of $38,484,627.

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of April 30, 2015.
††	Real Estate Investment Trust
‡	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

ADR – American Depositary Receipt

Cl – Class

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $34,044,649, and the unrealized appreciation and depreciation were $4,848,489 and $(1,018,539), respectively.

As of April 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1500

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND
APRIL 30, 2015 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 57.7%
Exchange Traded Fund — 57.7%
Consumer Discretionary Select Sector SPDR Fund (A)	30,033	$2,261,785
Consumer Staples Select Sector SPDR Fund (A)	36,513	1,766,134
Energy Select Sector SPDR Fund (A)	6,990	577,933
Financial Select Sector SPDR Fund (A)	265,134	6,397,684
Health Care Select Sector SPDR Fund (A)	60,134	4,310,405
Industrial Select Sector SPDR Fund (A)	78,256	4,353,381
iShares US Technology ETF (A)	89,414	9,591,440
Materials Select Sector SPDR Fund (A)	41,100	2,072,262
SPDR S&P 500 ETF Trust (A)	26,343	5,493,042
Utilities Select Sector SPDR Fund (A)	20,121	889,751

Total Registered Investment Companies (Cost $31,118,485)		37,713,817

COMMON STOCK — 41.9%
Consumer Discretionary — 8.5%
CarMax*	9,842	670,339
Expedia (A)	7,614	717,467
Ford Motor (A)	33,880	535,304
General Motors (A)	23,942	839,406
Johnson Controls	13,251	667,585
Viacom, Cl B (A)	13,499	937,506
Walt Disney (A)	10,804	1,174,611

		5,542,218

Consumer Staples — 6.2%
CVS Health (A)	19,433	1,929,503
Molson Coors Brewing, Cl B (A)	8,774	644,977
Walgreens Boots Alliance (A)	17,378	1,441,157

		4,015,637

Energy — 6.9%
Chevron (A)	11,696	1,298,958
ConocoPhillips (A)	7,429	504,578
Helmerich & Payne (A)	9,756	760,675
National Oilwell Varco (A)	19,379	1,054,411
Valero Energy (A)	15,696	893,103

		4,511,725

Financials — 4.5%
Allstate (A)	14,035	977,678
Everest Re Group (A)	4,051	724,765
Travelers (A)	12,384	1,252,146

		2,954,589

Health Care — 6.8%
Actavis*	2,259	638,981
Amgen (A)	3,957	624,850
CR Bard (A)	3,778	629,339
Express Scripts Holding* (A)	7,789	672,970
Gilead Sciences	6,529	656,230
Merck (A)	9,995	595,302
Pfizer (A)	18,685	633,982

		4,451,654

Industrials — 2.2%
General Electric	53,180	1,440,114

Description	Shares/ Contracts	Value
Information Technology — 4.1%
Apple (A)	7,775	$973,041
Intel (A)	20,232	658,551
Oracle (A)	23,830	1,039,465

		2,671,057

Telecommunication Services — 1.8%
AT&T (A)	34,385	1,191,096

Utilities — 0.9%
American Electric Power	10,130	576,093

Total Common Stock (Cost $24,007,925)		27,354,183

Total Investments — 99.6% (Cost $55,126,410)†		$65,068,000

PURCHASED OPTION* (B) — 0.1%
S&P 500 Index Put Option, Expires 05/15/15, Strike Price $2,025 (Cost $190,048) ††	63	$45,360

WRITTEN OPTIONS* (B) — (0.3)%
S&P 500 Index Call Option, Expires 05/15/15, Strike Price $2,085	(39)	$(87,750)
S&P 500 Index Call Option, Expires Expires 05/15/15, Strike Price $2,100	(58)	(81,664)
S&P 500 Index Call Option, Expires Expires 05/15/15, Strike Price $2,110	(25)	(23,475)
S&P 500 Index Call Option, Expires Expires 05/15/15, Strike Price $2,115	(15)	(11,700)

Total Written Options (Premiums Received $268,290) ††		$(204,589)

Percentages are based on Net Assets of $65,354,421.

*	Non-income producing security.
(A)	Pledged as collateral for written options.
(B)	For the period ended April 30, 2015, the total number of contracts of purchased and written options, as presented in the Schedule of Investments, is representative of the volume of activity for these types of derivatives during the period.

Cl – Class

ETF – Exchange Traded Fund

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $55,126,410, and the unrealized appreciation and depreciation were $10,647,016 and $(705,426), respectively.
††	At April 30, 2015, the tax basis cost of the Fund’s options was $(78,242), and the unrealized appreciation and depreciation were $63,701 and $(144,688), respectively.

THE ADVISORS’ INNER CIRCLE FUND II SCHEDULE OF INVESTMENTS	FROST CINQUE LARGE CAP BUY-WRITE EQUITY FUND
APRIL 30, 2015 (Unaudited)

As of April 30, 2015, all of the Fund’s investments in securities and other financial instruments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1500

THE ADVISORS’ INNER CIRCLE FUND II	FROST CONSERVATIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 94.7%
Open-End Funds — 73.2%
American Beacon Acadian Emerging Markets Managed Volatility Fund	6,626	$72,750
Frost Credit Fund, Institutional Shares*	10,500	105,948
Frost Growth Equity Fund, Institutional Shares*	15,646	234,840
Frost Total Return Bond Fund, Institutional Shares*	58,733	629,033
Frost Value Equity Fund, Institutional Shares*	18,907	206,273
Hartford Floating Rate Fund	9,636	84,993
Hartford World Bond Fund	28,789	302,288
Metropolitan West Total Return Bond Fund	42,312	464,162
Templeton Global Bond Fund	15,129	188,055
Vanguard Total Bond Market Index Fund	48,272	527,132

		2,815,474

Exchange Traded Funds — 21.5%
iShares Cohen & Steers REIT ETF	366	34,825
iShares Core S&P Mid-Capital ETF	504	75,509
SPDR S&P 500 ETF Trust	2,034	424,130
Vanguard FTSE All-World ex-US ETF	2,948	150,466
WisdomTree Europe Hedged Equity Fund	2,226	143,043

		827,973

Total Registered Investment Companies (Cost $3,592,881)		3,643,447

CASH EQUIVALENT ** — 5.3%
AIM STIT - Liquid Assets Portfolio, Private Class, 0.010% (Cost $204,145)	204,145	204,145

Total Investments — 100.0% (Cost $3,797,026)†		$3,847,592

Percentages are based on Net Assets of $3,846,355.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended April 30, 2015 are as follows:

Value of Shares Held as of 7/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 4/30/15	Dividend Income
Frost Credit Fund
$116,898	$4,590	$(13,638)	$(1,759)	$(143)	$105,948	$4,562
Frost Growth Equity Fund
$267,182	$13,320	$(55,255)	$4,347	$5,246	$234,840	$13,321
Frost Total Return Bond Fund
$770,834	$26,342	$(156,448)	$(11,433)	$(262)	$629,033	$25,669
Frost Value Equity Fund
$206,899	$19,659	$(16,368)	$(4,854)	$937	$206,273	$19,800

**	Rate shown is the 7-day effective yield as of April 30, 2015.

ETF – Exchange Traded Fund

FTSE – Financial Times and London Stock Exchange

REIT – Real Estate Investment Trust

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $3,797,026, and the unrealized appreciation and depreciation were $79,393 and $(28,827), respectively.

As of April 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1500

THE ADVISORS’ INNER CIRCLE FUND II	FROST MODERATE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 95.3%
Open-End Funds — 49.5%
Frost Credit Fund, Institutional Shares*	65,442	$660,310
Frost Growth Equity Fund, Institutional Shares*	126,435	1,897,787
Frost Natural Resources Fund, Institutional Shares*	12,098	122,308
Frost Total Return Bond Fund, Institutional Shares*	232,830	2,493,607
Frost Value Equity Fund, Institutional Shares*	103,318	1,127,195
Hartford Floating Rate Fund	45,706	403,129
Hartford World Bond Fund	80,628	846,596
Metropolitan West Total Return Bond Fund	82,907	909,494
Templeton Global Bond Fund	48,444	602,159
Vanguard Total Bond Market Index Fund	188,072	2,053,743

		11,116,328

Exchange Traded Funds — 45.8%
iShares Cohen & Steers REIT ETF	2,219	211,138
iShares Core S&P Mid-Capital ETF	6,147	920,944
iShares MSCI EAFE ETF	26,636	1,771,560
iShares Russell 1000 Value ETF	7,152	743,736
SPDR S&P 500 ETF Trust	22,650	4,722,978
Vanguard MSCI Emerging Markets ETF	15,169	665,464
Vanguard Small-Capital ETF	3,251	390,315
WisdomTree Europe Hedged Equity Fund	13,425	862,691

		10,288,826

Total Registered Investment Companies (Cost $20,829,117)		21,405,154

CASH EQUIVALENT ** — 4.7%
AIM STIT - Liquid Assets Portfolio, Private Class, 0.010% (Cost $1,039,340)	1,039,340	1,039,340

Total Investments — 100.0% (Cost $21,868,457)†		$22,444,494

Percentages are based on Net Assets of $22,455,695.

*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended April 30, 2015 are as follows:

Value of Shares Held as of 7/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 4/30/15	Dividend Income
Frost Credit Fund
$491,696	$206,147	$(30,000)	$(7,298)	$(235)	$660,310	$21,878
Frost Growth Equity Fund
$679,615	$1,219,923	$—	$(1,751)	$—	$1,897,787	$42,423
Frost Natural Resources Fund
$203,641	$1,232	$(45,000)	$(37,751)	$186	$122,308	$1,233
Frost Total Return Bond Fund
$2,319,052	$264,648	$(50,000)	$(41,930)	$1,837	$2,493,607	$89,316
Frost Value Equity Fund
$656,641	$494,263	$—	$(23,709)	$—	$1,127,195	$70,029

**	Rate shown is the 7-day effective yield as of April 30, 2015.

EAFE – Europe, Australasia and Far East

ETF – Exchange Traded Fund

MSCI – Morgan Stanley Capital International

REIT – Real Estate Investment Trust

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

Amounts designated as “—” are $0 or have been rounded to $0.

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $21,868,457, and the unrealized appreciation and depreciation were $760,825 and $(184,788), respectively.

As of April 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1500

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Face Amount	Value
MORTGAGE-BACKED SECURITIES — 32.9%
Agency Residential Mortgage-Backed Obligations — 13.6%
FHLMC
6.000%, 05/01/26 to 11/01/47	$898,041	$1,017,594
5.500%, 12/01/37	367,260	419,254
5.000%, 04/01/24	473,262	525,458
3.080%, 01/01/45 (A)	14,964,089	15,493,598
2.386%, 06/01/43 (A)	17,120,799	17,380,625
2.373%, 08/01/37 (A)	886,816	948,026
1.997%, 02/01/37 (A)	3,262,561	3,431,604
FHLMC REMIC, Ser 2010-3695, Cl DI, IO
4.500%, 05/15/30	2,823,582	302,915
FHLMC REMIC, Ser 2010-3747, Cl HX
4.500%, 11/15/39	10,000,000	11,065,250
FHLMC REMIC, Ser 2011-3834, Cl AI, IO
4.000%, 02/15/29	5,465,957	284,735
FHLMC REMIC, Ser 2011-3875, Cl GK
2.250%, 06/15/26	1,738,569	1,749,552
FHLMC REMIC, Ser 2011-3898, Cl FC
0.682%, 11/15/36 (A)	4,559,290	4,602,726
FHLMC, Ser 2012-293, Cl IO, IO
4.000%, 11/15/32	4,158,355	672,469
FHLMC, Ser 2012-3996, Cl QL
4.000%, 02/15/42	9,034,408	9,900,022
FHLMC, Ser 2012-4029, Cl LI, IO
3.000%, 01/15/27	18,537,071	1,703,216
FHLMC, Ser 2012-4054, Cl HI, IO
3.000%, 05/15/26	14,350,600	1,106,390
FHLMC, Ser 2012-4077, Cl AI, IO
3.000%, 01/15/27	31,076,499	2,793,942
FHLMC, Ser 2012-4106, Cl YI, IO
2.500%, 09/15/27	9,116,210	833,356
FHLMC, Ser 2012-4134, Cl BI, IO
2.500%, 11/15/27	29,024,956	2,600,981
FHLMC, Ser 2012-4136, Cl PI, IO
3.000%, 12/15/32	39,643,265	5,048,566
FHLMC, Ser 2012-4148, Cl LI, IO
2.500%, 12/15/27	17,426,446	1,588,128
FHLMC, Ser 2013-4213, Cl IG, IO
4.000%, 06/15/43	42,692,944	7,910,217
FHLMC, Ser 2014-4349, Cl KI, IO
3.000%, 04/15/33	27,784,655	3,099,211
FNMA
5.500%, 07/01/36 to 12/01/47	727,669	807,894
5.000%, 04/01/19 to 05/01/35	2,202,367	2,373,199
4.500%, 02/01/39 to 08/01/41	17,566,988	19,368,962
3.500%, 10/01/40 to 11/01/40	2,256,365	2,368,924
3.375%, 02/01/42 (A)	8,901,428	9,332,988
2.780%, 10/01/42 (A)	7,775,337	8,068,444
2.710%, 08/01/23	3,211,329	3,282,260
2.384%, 01/01/38 (A)	8,173,486	8,756,276
2.032%, 07/01/37 (A)	5,256,685	5,588,336
FNMA REMIC, Ser 2005-66, Cl FD
4.710%, 07/25/35 (A)	1,896,626	1,900,540
FNMA REMIC, Ser 2011-103, Cl GI, IO
3.500%, 10/25/26	9,974,747	950,533
FNMA REMIC, Ser 2011-121, Cl JP
4.500%, 12/25/41	1,545,388	1,697,102
FNMA REMIC, Ser 2012-13, Cl JP
4.500%, 02/25/42	1,030,744	1,092,580
FNMA STRIPS, Ser 2009-397, Cl 2, IO
5.000%, 09/25/39	4,337,448	808,939

Description	Face Amount	Value
FNMA STRIPS, Ser 2009-400, Cl 2, IO
4.500%, 11/25/39	$6,473,519	$1,301,159
FNMA STRIPS, Ser 2010-404, Cl 2, IO
4.500%, 05/25/40	6,926,333	1,187,448
FNMA STRIPS, Ser 2010-405, Cl 2, IO
4.000%, 10/25/40	7,596,340	1,428,502
FNMA STRIPS, Ser 2011-407, Cl 2, IO
4.000%, 03/25/41	11,393,653	2,215,847
FNMA, Ser 2011-146, Cl AY
3.500%, 01/25/32	5,000,000	5,194,630
FNMA, Ser 2011-4, Cl PI, IO
5.000%, 04/25/40	4,810,596	597,889
FNMA, Ser 2012-100, Cl I, IO
2.500%, 07/25/22	13,880,391	823,225
FNMA, Ser 2012-31, Cl LI, IO
4.000%, 07/25/40	15,416,404	1,746,293
FNMA, Ser 2012-410, Cl C5, IO
3.500%, 05/25/27	36,213,012	3,418,757
FNMA, Ser 2012-61, Cl KI, IO
4.000%, 12/25/41	13,814,666	2,425,868
FNMA, Ser 2012-68, Cl GY
3.000%, 07/25/32	5,000,000	4,983,070
FNMA, Ser 2013-104, Cl TI, IO
3.000%, 08/25/32	12,400,716	1,493,753
FNMA, Ser 2013-36, Cl MH
2.500%, 12/25/36	10,000,000	9,863,930
FNMA, Ser 2013-5, Cl BD
2.000%, 03/25/40	4,166,752	4,130,785
FNMA, Ser 2014-40, Cl GI, IO
3.000%, 06/25/33	21,075,048	3,519,917
FNMA, Ser 2014-59, Cl CI, IO
3.000%, 08/25/40	9,117,811	1,423,457
GNMA
4.500%, 06/15/39	1,317,692	1,454,384
3.500%, 01/01/49	36,151,539	4,030,539
1.625%, 09/20/40 (A)	1,780,458	1,848,907
GNMA REMIC, Ser 2009-108, Cl WG
4.000%, 09/20/38	1,633,822	1,705,715
GNMA REMIC, Ser 2011-125, Cl BI, IO
4.000%, 12/20/30	17,897,737	1,247,390
GNMA, Ser 2010-138, Cl PI, IO
4.000%, 08/20/38	2,730,043	213,310
GNMA, Ser 2012-10, Cl LD
3.000%, 07/20/40	6,601,039	6,896,818
GNMA, Ser 2012-65, Cl AI, IO
3.500%, 03/20/36	7,364,067	492,773
GNMA, Ser 2013-144, Cl UB
3.500%, 10/16/28	1,277,986	1,349,089
GNMA, Ser 2013-170, Cl QI, IO
5.500%, 11/20/43 (A)	42,350,114	9,268,737
GNMA, Ser 2013-36, Cl GD
3.000%, 03/20/43	2,000,000	1,998,406
GNMA, Ser 2013-42, Cl MI, IO
3.500%, 04/20/41	8,425,967	979,880
GNMA, Ser 2013-62, Cl NI, IO
4.000%, 08/20/40	20,133,916	2,493,509
GNMA, Ser 2014-151, Cl HI, IO
3.500%, 07/20/39	37,996,123	2,509,374
GNMA, Ser 2014-32, Cl CI, IO
4.000%, 03/20/43	9,852,553	1,401,918

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Face Amount	Value
GNMA, Ser 2014-44, Cl IO, IO
4.000%, 11/16/26	$38,564,539	$4,044,741

		248,564,832

Commercial Mortgage-Backed Obligations — 16.3%
A10 Securitization, Ser 2012-1, Cl D
8.000%, 04/15/24 (B)	69,277	69,277
A10 Securitization, Ser 2012-1, Cl C
7.870%, 04/15/24 (B)	143,135	143,135
A10 Securitization, Ser 2013-2, Cl B
4.380%, 11/15/27 (B)	2,000,000	2,050,842
A10 Securitization, Ser 2013-2, Cl C
5.120%, 11/15/27 (B)	1,500,000	1,549,547
Acre Commercial Mortgage Trust, Ser 2014-FL2, Cl D
3.573%, 08/15/31 (A)(B)	1,500,000	1,492,231
BAMLL Re-REMIC Trust, Ser 2014-FRR7, Cl A
2.421%, 10/26/29 (A)(B)	5,720,000	5,633,986
Banc of America Commercial Mortgage Trust, Ser 2006-6, Cl B
5.480%, 10/10/45	9,645,000	9,751,423
Banc of America Commercial Mortgage Trust, Ser 2007-5, Cl AJ
5.989%, 02/10/51 (A)	8,193,273	8,394,508
Banc of America Merrill Lynch Commercial Mortgage, Ser 2005-6, Cl H
5.179%, 09/10/47 (A)	2,000,000	1,942,732
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-6, Cl AJ
5.421%, 10/10/45	4,500,000	4,662,689
Banc of America Merrill Lynch Commercial Mortgage, Ser 2007-3, Cl AJ
5.577%, 06/10/49 (A)	5,000,000	5,226,415
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl AJ
6.256%, 02/10/51 (A)	5,000,000	5,272,750
Banc of America Merrill Lynch Commercial Mortgage, Ser 2008-1, Cl B
6.256%, 02/10/51 (A)(B)	4,549,000	4,641,663
Bear Stearns Commercial Mortgage Securities, Ser 2006-PW14, Cl A3
5.209%, 12/11/38	415,201	415,502
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl J
5.890%, 06/11/50 (A)(B)	460,582	—
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Cl AJ
5.566%, 01/12/45 (A)	9,150,000	9,430,319
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ
5.772%, 03/15/49 (A)	5,980,000	6,183,206
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser 2005-CD1, Cl C
5.225%, 07/15/44 (A)	3,000,000	3,021,393
Commercial Mortgage Pass-Through Certificates, Ser 2010-C1, Cl C
5.728%, 07/10/46 (A)(B)	1,750,000	2,019,045
Commercial Mortgage Trust, Ser 2005-CD1, Cl D
5.226%, 07/15/44 (A)	750,000	752,513

Description	Face Amount	Value
Commercial Mortgage Trust, Ser 2012-CR2, Cl C
4.857%, 08/15/45 (A)	$1,000,000	$1,089,704
Commercial Mortgage Trust, Ser 2014-LC15, Cl D
4.494%, 04/10/47 (A)(B)	5,000,000	4,838,595
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl AJ
5.898%, 09/15/39 (A)	5,000,000	5,228,435
Credit Suisse Commercial Mortgage Trust, Ser 2007-C4, Cl A1AJ
6.147%, 09/15/39 (A)	5,000,000	5,221,830
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
5.971%, 02/15/41 (A)(B)	5,000,000	4,540,315
Credit Suisse First Boston Mortgage Securities, Ser 2001-CF2, Cl G
6.930%, 02/15/34 (B)	101,329	101,283
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
0.423%, 04/15/37 (A)	2,319,033	2,305,254
Credit Suisse First Boston Mortgage Securities, Ser 2005-C5, Cl F
5.100%, 08/15/38 (A)	4,850,000	4,783,477
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl C
5.557%, 11/10/46 (A)(B)	1,000,000	1,133,022
FREMF Mortgage Trust, Ser 2011-K15, Cl B
4.932%, 08/25/44 (A)(B)	4,000,000	4,428,448
FREMF Mortgage Trust, Ser 2012-K21, Cl C
3.939%, 07/25/45 (A)(B)	5,000,000	5,028,625
FREMF Mortgage Trust, Ser 2012-K22, Cl C
3.687%, 08/25/45 (A)(B)	1,000,000	1,005,057
FREMF Mortgage Trust, Ser 2012-K710, Cl C
3.819%, 06/25/47 (A)(B)	2,000,000	2,051,344
FREMF Mortgage Trust, Ser 2012-KF01, Cl C
4.419%, 10/25/44 (A)(B)	4,500,000	4,653,861
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl J
5.737%, 03/10/39 (A)(B)	307,372	3,074
GS Mortgage Securities Trust, Ser 2005-GG4, Cl D
4.939%, 07/10/39 (A)	5,000,000	5,038,040
Hilton USA Trust, Ser 2013-HLF, Cl DFL
2.924%, 11/05/30 (A)(B)	4,927,325	4,933,771
Impact Funding, Ser 2001-AA, Cl B
6.315%, 07/25/33	117,323	134,288
Impact Funding, Ser 2001-AA, Cl C
6.515%, 07/25/33	293,310	333,875
Impact Funding, Ser 2001-AA, Cl D
6.975%, 07/25/33	87,994	93,502
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl E
5.044%, 01/15/42 (A)	5,337,000	5,389,004
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl F
5.195%, 01/15/42 (A)(B)	6,174,000	6,277,421
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-CB14, Cl AJ
5.478%, 12/12/44 (A)	6,825,000	6,778,883

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Face Amount	Value
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl AJ
5.480%, 05/15/45 (A)	$5,000,000	$5,215,310
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl J
5.999%, 02/15/51 (A)(B)	111,787	—
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD12, Cl AJ
6.208%, 02/15/51 (A)	5,000,000	5,103,850
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LDPX, Cl AM
5.464%, 01/15/49 (A)	5,000,000	5,207,170
LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Cl C
5.350%, 11/15/40 (A)	1,100,000	1,114,849
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl F
5.853%, 06/15/38 (A)	4,700,000	4,458,505
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl AJ
6.128%, 07/15/40 (A)	1,000,000	1,051,106
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl C
6.255%, 09/15/45 (A)	10,450,000	9,956,290
LStar Commercial Mortgage Trust, Ser 2014-2, Cl D
5.095%, 01/20/41 (A)(B)	3,752,000	3,614,167
Merrill Lynch Mortgage Trust, Ser 2007-C1, Cl AM
5.837%, 06/12/50 (A)	3,000,000	3,133,476
Morgan Stanley Capital I, Ser 2007-T25, Cl AJ
5.574%, 11/12/49 (A)	10,000,000	10,234,710
Morgan Stanley Capital I, Ser 2007-T27, Cl B
5.651%, 06/11/42 (A)(B)	500,000	448,220
Morgan Stanley Capital I, Ser 2007-T27, Cl AJ
5.650%, 06/11/42 (A)	13,000,000	14,141,179
Morgan Stanley Capital I, Ser 2011-C1, Cl C
5.270%, 09/15/47 (A)(B)	2,000,000	2,247,554
Morgan Stanley Re-REMIC Trust, Ser 2011-KEYA, Cl 1B
6.176%, 12/19/40 (A)(B)	8,000,000	7,998,008
New York Mortgage Securitization Trust, Ser 2013-1, Cl A
5.422%, 08/27/24 (A)(B)	8,000,000	8,040,000
NorthStar, Ser 2013-1A, Cl B
5.181%, 08/25/29 (A)(B)	4,000,000	4,040,000
RAIT Trust, Ser 2014-FL3, Cl C
3.572%, 12/15/31 (A)(B)	5,639,834	5,668,681
Resource Capital, Ser 2015-CRE3, Cl C
3.322%, 03/15/32 (A)(B)	5,000,000	4,999,990
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl C
5.543%, 05/10/45 (A)(B)	4,750,000	5,304,874
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl E
4.889%, 05/10/63 (A)(B)	15,254,806	15,616,848

Description	Face Amount	Value
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C3, Cl C
4.958%, 08/10/49 (A)(B)	$3,000,000	$3,267,516
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C4, Cl D
4.500%, 12/10/45 (A)(B)	13,384,000	13,269,942
Velocity Commercial Capital Loan Trust, Ser 2011-1
4.171%, 08/25/40 (A)(B)(E)	2,046,472	2,018,231
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl C
5.483%, 12/15/43 (A)	5,000,000	5,097,055
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl J
5.874%, 12/15/43 (A)(B)	1,414,000	226,240
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl AJ
5.413%, 12/15/43 (A)	5,000,000	5,117,860
WFRBS Commercial Mortgage Trust, Ser 2013-UBS1, Cl C
4.632%, 03/15/46 (A)	3,000,000	3,215,793

		297,851,708

Non-Agency Residential Mortgage-Backed Obligations — 3.0%
FirstKey Mortgage Trust, Ser 2015-1, Cl A3
3.500%, 03/25/45 (A)(B)	11,533,379	11,756,839
WinWater Mortgage Loan Trust, Ser 2014-1, Cl A1
4.000%, 06/20/44 (A)(B)	7,396,785	7,663,764
WinWater Mortgage Loan Trust, Ser 2014-2, Cl A1
4.000%, 09/20/44 (A)(B)	7,859,840	8,155,810
WinWater Mortgage Loan Trust, Ser 2014-3, Cl A3
3.500%, 12/01/24 (A)(B)	8,372,262	8,440,286
WinWater Mortgage Loan Trust, Ser 2015-2, Cl A11
3.500%, 01/20/45 (A)(B)	9,329,035	9,531,653
WinWater Mortgage Loan Trust, Ser 2015-3, Cl A3
3.500%, 03/20/45 (A)(B)	9,904,625	10,111,384

		55,659,736

Total Mortgage-Backed Securities (Cost $611,777,087)		602,076,276

U.S. TREASURY OBLIGATIONS — 25.1%
U.S. Treasury Inflationary Protection Security
1.125%, 01/15/21	5,365,000	5,772,407
U.S. Treasury Notes
3.000%, 11/15/44	10,000,000	10,522,660
2.500%, 05/15/24 to 02/15/45	35,000,000	35,529,300
2.375%, 08/15/24	50,000,000	51,500,000
2.250%, 11/15/24	100,000,000	101,851,600
2.000%, 02/15/25	25,000,000	24,898,450
1.750%, 10/31/20	70,000,000	70,661,710
1.375%, 02/29/20 to 04/30/20	35,000,000	34,910,150
1.000%, 02/15/18	98,000,000	98,344,568
0.500%, 02/28/17	25,000,000	24,986,325

Total U.S. Treasury Obligations (Cost $455,125,560)		458,977,170

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 20.3%
Consumer Discretionary — 2.1%
Advance Auto Parts
5.750%, 05/01/20	$6,174,000	$6,942,262
Choice Hotels International
5.750%, 07/01/22	2,368,000	2,592,960
Dillard’s
7.875%, 01/01/23	3,604,000	4,216,680
7.750%, 07/15/26	2,068,000	2,357,520
7.750%, 05/15/27	1,475,000	1,681,500
General Motors Financial
4.000%, 01/15/25	7,000,000	7,043,274
Interpublic Group of Cos
4.200%, 04/15/24	5,500,000	5,782,227
4.000%, 03/15/22	1,095,000	1,143,336
Mohawk Industries
3.850%, 02/01/23	5,975,000	6,101,449

		37,861,208

Energy — 6.2%
Apache Finance Canada
7.750%, 12/15/29	3,819,000	5,367,780
Cameron International
4.000%, 12/15/23	7,918,000	8,089,884
EOG Resources
2.625%, 03/15/23	2,305,000	2,291,843
Helmerich & Payne International Drilling (B)
4.650%, 03/15/25	1,000,000	1,051,784
Hiland Partners (B)
5.500%, 05/15/22	3,170,000	3,284,912
Kerr-McGee
6.950%, 07/01/24	8,179,000	10,251,624
Lukoil International Finance BV
4.563%, 04/24/23	13,131,000	11,686,590
Noble Holding International
4.000%, 03/16/18	1,000,000	1,021,318
2.500%, 03/15/17	5,323,000	5,320,221
Northern Oil and Gas
8.000%, 06/01/20	6,022,000	5,773,593
Petrobras Global Finance BV
3.500%, 02/06/17	5,600,000	5,529,944
Pioneer Natural Resources
3.950%, 07/15/22	5,625,000	5,827,506
Seadrill (B)
6.625%, 09/15/20	700,000	560,000
6.125%, 09/15/17	200,000	178,000
6.125%, 09/15/17	6,000,000	5,340,000
Southwestern Energy
7.500%, 02/01/18	6,272,000	7,087,260
Transocean
6.500%, 11/15/20	22,980,000	20,480,925
Weatherford International
4.500%, 04/15/22	6,720,000	6,459,573
Williams Partners
4.875%, 05/15/23	5,000,000	5,072,850
4.875%, 03/15/24	2,600,000	2,665,260

		113,340,867

Financials — 6.7%
Assured Guaranty US Holdings
5.000%, 07/01/24	19,500,000	20,589,738
BioMed Realty‡
6.125%, 04/15/20	2,000,000	2,291,618

Description	Face Amount	Value
Enova International (B)
9.750%, 06/01/21	$17,000,000	$16,660,000
Farmers Exchange Capital (B)
7.050%, 07/15/28	6,075,000	7,538,103
Genworth Holdings
7.625%, 09/24/21	10,000,000	10,600,000
Jefferies Group
8.500%, 07/15/19	5,000,000	5,975,050
Ladder Capital Finance Holdings
7.375%, 10/01/17	9,530,000	9,911,200
McGraw Hill Financial
6.550%, 11/15/37	8,524,000	9,332,587
Navient MTN (A)
5.500%, 01/25/23	15,000,000	14,437,500
3.472%, 12/15/20	3,525,000	3,154,875
Select Income‡
3.600%, 02/01/20	3,000,000	3,093,747
Societe Generale (B)
5.000%, 01/17/24	7,750,000	7,994,450
UBS
7.625%, 08/17/22	3,500,000	4,206,017
Wachovia
6.605%, 10/01/25	5,650,000	7,000,915

		122,785,800

Health Care — 0.4%
Actavis
3.250%, 10/01/22	3,000,000	2,976,351
St. Jude Medical
3.250%, 04/15/23	5,200,000	5,297,458

		8,273,809

Industrials — 0.4%
Burlington Northern Santa Fe
7.290%, 06/01/36	5,000,000	6,851,785

Information Technology — 2.0%
Adobe Systems
3.250%, 02/01/25	7,000,000	7,073,675
BMC Software
7.250%, 06/01/18	19,394,000	18,618,240
DynCorp International
10.375%, 07/01/17	6,062,000	5,183,010
Jabil Circuit
8.250%, 03/15/18	2,000,000	2,315,000
Juniper Networks
4.500%, 03/15/24	4,327,000	4,442,708

		37,632,633

Materials — 0.8%
Cliffs Natural Resources
6.250%, 10/01/40	500,000	240,000
MeadWestvaco
7.375%, 09/01/19	5,000,000	5,937,705
Packaging Corp of America
4.500%, 11/01/23	8,817,000	9,420,303

		15,598,008

Telecommunication Services — 1.5%
Crown Castle Towers (B)
6.113%, 01/15/20	2,500,000	2,848,018
Unison Ground Lease Funding (B)
5.780%, 03/15/20	4,000,000	4,021,000
Verizon Virginia
8.375%, 10/01/29	7,360,000	9,937,987

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Face Amount	Value
WCP Wireless Site Funding (B)
6.829%, 11/15/15	$10,000,000	$10,173,080

		26,980,085

Utilities — 0.2%
Nisource Finance
4.450%, 12/01/21	3,000,000	3,260,544

Total Corporate Obligations (Cost $367,885,421)		372,584,739

COLLATERALIZED LOAN OBLIGATIONS — 8.7%
AMMC CLO X, Ser 2012-10A, Cl D
4.752%, 04/11/22 (A)(B)	4,000,000	4,000,916
Atrium CDO XI, Ser 2014-11A, Cl D
4.135%, 10/23/25 (A)(B)	10,000,000	9,737,000
Avery Point CLO, Ser 2014-1A, Cl B1
2.356%, 04/25/26 (A)(B)	7,500,000	7,508,805
Babson CLO, Ser 2012-1A, Cl C
4.253%, 04/15/22 (A)(B)	3,000,000	2,999,940
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl C
3.403%, 01/20/26 (A)(B)	2,000,000	1,862,436
Benefit Street Partners CLO, Ser 2012-IA, Cl C
4.753%, 10/15/23 (A)(B)	4,000,000	4,002,752
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D
5.757%, 02/14/25 (A)(B)	4,000,000	3,850,468
Emerson Park CLO, Ser 2013-1A, Cl D
4.003%, 07/15/25 (A)(B)	4,500,000	4,408,713
Galaxy XIV CLO, Ser 2012-14A, Cl D
4.657%, 11/15/24 (A)(B)	3,000,000	3,001,749
Galaxy XIV CLO, Ser 2012-14A, Cl C1
3.357%, 11/15/24 (A)(B)	3,500,000	3,500,420
Golub Capital Partners CLO, Ser 2014-19A, Cl C
3.756%, 04/26/26 (A)(B)	10,000,000	9,508,360
Golub Capital Partners CLO, Ser 2015-24A, Cl D
4.519%, 02/05/27 (A)(B)	5,000,000	4,848,038
Keuka Park CLO, Ser 2013-1A, Cl E
4.731%, 10/21/24 (A)(B)	1,972,000	1,751,414
Keuka Park CLO, Ser 2013-1A, Cl C
2.806%, 10/21/24 (A)(B)	2,000,000	1,953,844
KKR CLO, Ser 2012-1A, Cl C
4.741%, 12/15/24 (A)(B)	5,750,000	5,752,064
Madison Park Funding XII, Ser 2014-12A, Cl D
3.757%, 07/20/26 (A)(B)	5,000,000	4,885,840
Madison Park Funding XII, Ser 2014-12A, Cl C
3.375%, 07/20/26 (A)(B)	12,000,000	12,020,760
MCF CLO IV, Ser 2014-1A, Cl C
3.597%, 10/15/25 (A)(B)	4,000,000	3,890,000
Newstar Trust, Ser 2012-2A, Cl C
4.507%, 01/20/23 (A)(B)	8,000,000	7,987,032
NXT Capital CLO 2015-1, Ser 2015-1A, Cl E
6.578%, 04/21/27 (A)(B)	15,500,000	14,218,725
Oak Hill Credit Partners VI, Ser 2012-6A, Cl D
4.757%, 05/15/23 (A)(B)	2,500,000	2,503,540

Description	Face Amount	Value
Oak Hill Credit Partners VII, Ser 2012-7A, Cl D
4.261%, 11/20/23 (A)(B)	$6,500,000	$6,499,896
Oaktree CLO 2014-2, Ser 2014-2A, Cl D
5.525%, 10/20/26 (A)(B)	3,000,000	2,692,386
Octagon Investment Partners XX, Ser 2014-1A, Cl D
3.908%, 08/12/26 (A)(B)	3,500,000	3,385,200
Octagon Investment Partners XX, Ser 2014-1A, Cl C
3.035%, 08/12/26 (A)(B)	5,500,000	5,447,849
Octagon Investment Partners XXI, Ser 2014-1A, Cl C
3.903%, 11/14/26 (A)(B)	9,000,000	8,738,640
Pinnacle Park CLO, Ser 2014-1A, Cl C
3.353%, 04/15/26 (A)(B)	5,000,000	5,006,785
Race Point IX CLO, Ser 2015-9A, Cl D
5.458%, 04/15/27 (A)(B)	4,000,000	3,606,560
Symphony CLO VII, Ser 2011-7A, Cl E
3.856%, 07/28/21 (A)(B)	4,000,000	3,952,808
Symphony CLO VII, Ser 2011-7A, Cl D
3.456%, 07/28/21 (A)(B)	5,000,000	4,910,040

Total Collateralized Loan Obligations (Cost $155,968,434)		158,432,980

ASSET-BACKED SECURITIES — 6.7%
Automotive — 3.9%
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl D
4.940%, 06/15/20 (B)	4,000,000	4,084,759
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl D
5.200%, 04/12/21 (B)	1,750,000	1,782,179
American Credit Acceptance Receivables Trust, Ser 2014-2, Cl D
4.960%, 05/10/21 (B)	3,750,000	3,813,394
American Credit Acceptance Receivables Trust, Ser 2014-3, Cl D
4.700%, 11/10/21 (B)	3,000,000	3,017,881
American Credit Acceptance Receivables Trust, Ser 2014-4, Cl D
5.240%, 02/25/22 (B)	7,000,000	7,051,898
Bush Truck Leasing, Ser 2011-AA, Cl C
5.000%, 09/25/18 (B)	837,272	757,137
CarFinance Capital Auto Trust, Ser 2014-2A, Cl D
4.280%, 11/16/20 (B)	3,610,000	3,633,169
CarFinance Capital Auto Trust, Ser 2015-1A, Cl D
4.660%, 06/15/21 (B)	3,370,000	3,386,793
CPS Auto Receivables Trust, Ser 2013-D, Cl D
5.540%, 11/15/19 (B)	1,850,000	1,922,222
CPS Auto Receivables Trust, Ser 2014-C, Cl D
4.830%, 08/17/20 (B)	1,000,000	980,979
CPS Auto Receivables Trust, Ser 2014-D, Cl E
6.210%, 02/15/22 (B)	2,000,000	2,006,538
CPS Auto Trust, Ser 2012-A, Cl D
8.590%, 06/17/19 (B)	101,574	101,791

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Face Amount	Value
CPS Auto Trust, Ser 2012-C, Cl E
7.500%, 12/16/19 (B)	$306,186	$307,333
CPS Auto Trust, Ser 2012-D, Cl E
7.260%, 03/16/20 (B)	227,597	229,675
DT Auto Owner Trust, Ser 2012-1A, Cl D
4.940%, 07/16/18 (B)	490,932	494,101
DT Auto Owner Trust, Ser 2013-1A, Cl D
3.740%, 05/15/20 (B)	5,000,000	5,044,965
Exeter Automobile Receivables Trust, Ser 2013-1A, Cl C
3.520%, 02/15/19 (B)	2,000,000	2,020,640
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl D
6.810%, 08/17/20 (B)	4,000,000	4,187,737
Exeter Automobile Receivables Trust, Ser 2014-2A, Cl D
4.930%, 12/15/20 (B)	1,240,000	1,234,290
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D
5.830%, 12/15/21 (B)	9,000,000	9,043,114
Flagship Credit Auto Trust, Ser 2014-1, Cl D
4.830%, 06/15/20 (B)	2,080,000	2,084,555
Flagship Credit Auto Trust, Ser 2015-1, Cl E
5.990%, 07/15/22 (B)	3,000,000	3,017,328
Flagship Credit Auto Trust, Ser 2015-1, Cl D
5.260%, 07/15/21 (B)	5,190,000	5,221,014
Hertz Fleet Lease Funding, Ser 2014-1, Cl E
2.102%, 04/10/28 (A)(B)	5,000,000	4,999,998
SNAAC Auto Receivables Trust, Ser 2012-1A, Cl D
6.210%, 12/17/18 (B)	1,000,000	1,002,056

		71,425,546

Other Asset-Backed Securities — 1.6%
321 Henderson Receivables I, Ser 2010-2A, Cl B
7.450%, 01/15/50 (B)	4,928,066	5,678,433
321 Henderson Receivables I, Ser 2012-1A, Cl B
7.140%, 02/15/67 (B)	1,000,000	1,248,072
321 Henderson Receivables I, Ser 2012-2A, Cl B
6.770%, 10/17/61 (B)	2,500,000	3,030,355
Carrington Mortgage Loan Trust, Ser 2007-FRE1, Cl M8
2.461%, 02/25/37 (A)	1,000,000	—
OneMain Financial Issuance Trust, Ser 2014-2A, Cl C
4.330%, 09/18/24 (B)	2,080,000	2,079,647
Sierra Receivables Funding, Ser 2011-1A, Cl C
6.190%, 04/20/26 (B)	1,058,768	1,099,071
Sierra Receivables Funding, Ser 2011-2A, Cl C
8.350%, 05/20/28 (B)	741,205	773,156
Sierra Receivables Funding, Ser 2011-3A, Cl C
9.310%, 07/20/28 (B)	672,167	719,296

Description	Face Amount	Value
Springleaf Funding Trust, Ser 2015-AA, Cl C
5.040%, 11/15/24 (B)	$2,000,000	$2,031,078
TAL Advantage V, Ser 2014-3A, Cl B
4.150%, 11/21/39 (B)	7,043,750	7,054,938
Trip Rail Master Funding, Ser 2011-1A, Cl A2
6.024%, 07/15/41 (B)	3,000,000	3,413,466
Westgate Resorts, Ser 2012-2A, Cl C
9.000%, 01/20/25 (B)	232,704	236,442
Westgate Resorts, Ser 2014-AA, Cl A
6.250%, 10/20/26 (B)	2,289,822	2,297,699

		29,661,653

Student Loan — 1.2%
Brazos Student Finance, Ser 2009-1, Cl B
2.755%, 12/27/39 (A)	5,000,000	4,714,195
National Collegiate Student Loan Trust, Ser 2005-1, Cl A4
0.421%, 11/27/28 (A)	3,238,735	3,180,227
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
1.671%, 07/25/47 (A)(B)	10,000,000	9,540,129
SLM Student Loan Trust, Ser 2012-7, Cl B
1.971%, 09/25/43 (A)	5,000,000	5,011,665

		22,446,216

Total Asset-Backed Securities (Cost $121,023,922)		123,533,415

MUNICIPAL BONDS — 4.4%
Allentown, Neighborhood Improvement Zone Development Authority, Ser B, RB
5.220%, 05/01/20	2,425,000	2,498,550
California State, Build America Bonds, GO
Callable 03/01/20 @ 100
7.950%, 03/01/36	3,000,000	3,671,220
California State, School Finance Authority, RB
6.500%, 06/01/17	290,000	288,136
Dallas-Fort Worth, International Airport Facilities Improvement, Ser 2001-B-1, RB
7.000%, 01/01/16	5,000,000	5,135,700
Government Development Bank for Puerto Rico, Ser Senior A, RB
4.375%, 02/01/19	5,400,000	2,714,364
Government Development Bank for Puerto Rico, Ser Senior B, RB
4.704%, 05/01/16	11,190,000	8,307,344
Hidalgo County, Build America Bonds, GO,
Callable 08/15/19 @ 100
6.006%, 08/15/29	500,000	564,430
Illinois State, Build America Bonds, GO
7.350%, 07/01/35	3,000,000	3,537,270
Maricopa County, Unified School District No. 69, School Improvement Project, GO
Callable 07/01/21 @ 100
6.000%, 07/01/26	1,000,000	1,149,750
Mission Economic Development, RB
Callable 12/01/20 @ 300
10.875%, 12/01/28	3,315,000	3,385,742
9.750%, 12/01/25	3,045,000	3,122,495
8.550%, 12/01/21	2,600,000	2,665,390

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Face Amount	Value
North Texas, Tollway Authority, Build America Bonds, RB
Callable 02/01/20 @ 100
8.910%, 02/01/30	$16,540,000	$20,091,634
Pasadena, Independent School District, GO, PSF-GTD
Callable 02/15/22 @ 100
4.089%, 02/15/30	3,000,000	3,095,610
Rhode Island State, Health & Educational System, Providence Public Schools, Ser A, RB
Callable 05/15/20 @ 100
8.000%, 05/15/29	5,000,000	5,460,700
San Antonio, Airport System, Ser B, RB, AGM
4.861%, 07/01/18	2,000,000	2,146,920
San Juan, Higher Education Finance Authority, RB
Callable 08/15/20 @ 100
8.250%, 08/15/29	4,400,000	4,672,844
Texas State, Public Finance Authority Charter School, Charter Education New Frontiers, Ser Q, RB
Callable 08/15/20 @ 100
8.750%, 08/15/27	1,605,000	1,792,240
Texas State, Public Finance Authority Charter School, RB
8.125%, 02/15/27	1,900,000	2,169,287
University of Texas, Build America Bonds, Ser D, RB
5.134%, 08/15/42	3,000,000	3,652,680

Total Municipal Bonds (Cost $79,413,404)		80,122,306

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
FAMC DN
0.209%, 11/10/15 (C)(D)	250,000	249,874
FHLB DN
0.050%, 05/18/15 (C)(D)	300,000	299,991
FNMA
2.250%, 10/30/24	10,000,000	9,846,050
1.750%, 11/26/19	15,000,000	15,156,135
Tennessee Valley Authority
3.875%, 02/15/21	5,000,000	5,554,420

Total U.S. Government Agency Obligations (Cost $30,238,185)		31,106,470

COMMERCIAL PAPER (C) — 0.4%
Ameren
0.550%, 05/05/15	500,000	499,984
American Honda Finance
0.100%, 05/21/15	500,000	499,968
Anadarko Petroleum
0.571%, 05/13/15 (B)	500,000	499,763
Bank of Tokyo-Mitsubishi UFJ NY
0.160%, 05/08/15	500,000	499,982

Description	Face Amount/ Shares	Value
Barton Capital
0.130%, 05/01/15 (B)	$412,000	$411,999
BNP Paribas Finance
0.150%, 05/04/15	500,000	499,994
Edison International
0.460%, 05/06/15 (B)	500,000	499,981
Entergy
0.800%, 05/12/15 (B)	500,000	499,932
Nabors Industries
0.570%, 05/14/15 (B)	500,000	499,955
Pall
0.470%, 05/22/15 (B)	500,000	499,804
Sheffield Receivables
0.180%, 05/20/15 (B)	500,000	499,953
Starwood Hotels & Resorts Worldwide
0.430%, 05/15/15 (B)	500,000	499,927
Sumitomo Corp of Americas
0.350%, 05/11/15	500,000	499,975
Weatherford International
1.010%, 05/07/15 (B)	500,000	499,958

Total Commercial Paper (Cost $6,911,167)		6,911,175

CASH EQUIVALENT* — 0.2%
AIM STIT-Government & Agency Portfolio, Private Class, 0.010% (Cost $4,042,870)	4,042,870	4,042,870

Total Investments — 100.4% (Cost $1,832,386,050)†		$1,837,787,401

Percentages are based on Net Assets of $1,830,621,465.

*	Rate shown is the 7-day effective yield as of April 30, 2015.
‡	Real Estate Investment Trust
(A)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2015.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Discount Notes. The rate reported is the effective yield at the time of purchase.
(D)	Zero coupon security.
(E)	Security is fair valued using methods determined in good faith by the fair value committee of the Board of Trustees. The total value of such securities as of April 30, 2015 was $2,018,231 and represented 0.1% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND II	FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

AGM – Assured Guarantee Municipal

CDO – Collateralized Debt Obligation

Cl – Class

CLO – Collateralized Loan Obligation

DN – Discount Note

FAMC – Federal Agriculture Mortgage Corporation

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

IO – Interest Only - face amount represents notional amount

MTN – Medium Term Note

PSF-GTD – Texas Public School Fund Guarantee

RB – Revenue Bond

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

STRIPS – Separately Traded Registered Interest and Principal Securities

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $1,832,386,050, and the unrealized appreciation and depreciation were $48,205,993 and $(42,804,642), respectively.

The following is a list of the inputs used as of April 30, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$600,058,045	$2,018,231	$602,076,276
U.S. Treasury Obligations	—	458,977,170	—	458,977,170
Corporate Obligations	—	372,584,739	—	372,584,739
Collateralized Loan Obligations	—	158,432,980	—	158,432,980
Asset-Backed Securities	—	123,533,415	—	123,533,415
Municipal Bonds	—	80,122,306	—	80,122,306
U.S. Government Agency Obligations	—	31,106,470	—	31,106,470
Commercial Paper	—	6,911,175	—	6,911,175
Cash Equivalent	4,042,870	—	—	4,042,870

Total Investments in Securities	$4,042,870	$1,831,726,300	$2,018,231	$1,837,787,401

For the period ended April 30, 2015, there have been transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

Amounts designated “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1500

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Face Amount	Value
CORPORATE OBLIGATIONS — 35.0%
Consumer Discretionary — 6.7%
DR Horton
3.750%, 03/01/19	$500,000	$506,250
Neiman Marcus Group
7.125%, 06/01/28	3,064,000	3,148,260
Outerwall
6.000%, 03/15/19	825,000	808,500
Rialto Holdings (A)
7.000%, 12/01/18	2,275,000	2,368,844
Serta Simmons Holdings (A)
8.125%, 10/01/20	280,000	296,800

		7,128,654

Energy — 7.6%
Cimarex Energy
5.875%, 05/01/22	1,500,000	1,593,750
Halliburton
7.450%, 09/15/39	1,572,000	2,203,523
Kinder Morgan Energy Partners
7.400%, 03/15/31	1,000,000	1,163,147
Lloyds Banking Group
4.500%, 11/04/24	500,000	512,599
PHI
5.250%, 03/15/19	1,613,000	1,556,545
Tesoro
5.125%, 04/01/24	1,000,000	1,025,000

		8,054,564

Financials — 6.5%
ARC Properties Operating Partnership‡
2.000%, 02/06/17	2,000,000	1,945,000
Credit Acceptance
6.125%, 02/15/21	1,100,000	1,076,625
Credit Agricole (A)(B)
8.125%, 09/19/33	1,000,000	1,122,500
Guanay Finance (A)
6.000%, 12/15/20	500,000	524,375
iStar Financial‡
5.850%, 03/15/17	250,000	260,000
4.875%, 07/01/18	1,000,000	997,500
Jefferies Finance (A)
7.375%, 04/01/20	1,000,000	987,500

		6,913,500

Health Care — 1.0%
Fresenius Medical Care US Finance II (A)
5.875%, 01/31/22	1,000,000	1,095,000

Industrials — 6.6%
Bombardier (A)
7.750%, 03/15/20	1,150,000	1,215,952
Meritor
6.750%, 06/15/21	600,000	627,000
Zachry Holdings (A)
7.500%, 02/01/20	5,150,000	5,098,500

		6,941,452

Information Technology — 1.6%
BMC Software
7.250%, 06/01/18	750,000	720,000
Micron Technology (A)
5.500%, 02/01/25	1,000,000	995,000

		1,715,000

Description	Face Amount	Value
Telecommunication Services — 5.0%
Frontier Communications
9.250%, 07/01/21	$1,000,000	$1,136,250
T-Mobile USA
6.125%, 01/15/22	1,000,000	1,031,250
Unison Ground Lease Funding (A)
5.780%, 03/15/20	1,000,000	1,005,250
WCP ISSUER (A)
6.657%, 08/15/20	2,000,000	2,137,780

		5,310,530

Total Corporate Obligations (Cost $37,245,777)		37,158,700

COLLATERALIZED LOAN OBLIGATIONS — 29.1%
AMMC CLO XII, Ser 2013-12A, Cl E
5.256%, 05/10/25 (A)(B)	4,000,000	3,658,444
Babson CLO, Ser 2005-3A, Cl E
4.756%, 11/10/19 (B)	1,676,675	1,677,612
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl D
4.753%, 01/20/26 (A)(B)	2,000,000	1,709,442
Carlyle Global Market Strategies CLO, Ser 2013-1A, Cl D
5.757%, 02/14/25 (A)(B)	1,500,000	1,443,926
Galaxy XIV CLO, Ser 2012-14A, Cl E
5.632%, 11/15/24 (A)(B)	1,000,000	955,494
Golub Capital Partners CLO, Ser 2014-19A, Cl D
5.006%, 04/26/26 (A)(B)	3,000,000	2,591,247
ING Investment Management CLO, Ser 2013-3A, Cl D
4.757%, 01/18/26 (A)(B)	2,000,000	1,795,394
JFIN CLO, Ser 2013-1A, Cl D
5.007%, 01/20/25 (A)(B)	1,000,000	884,644
Keuka Park CLO, Ser 2013-1A, Cl E
4.731%, 10/21/24 (A)(B)	2,528,000	2,245,220
KKR CLO, Ser 2012-1A, Cl C
4.734%, 12/15/24 (A)(B)	250,000	250,090
Madison Park Funding XII, Ser 2014-12A, Cl D
3.757%, 07/20/26 (A)(B)	3,000,000	2,931,504
MCF CLO I, Ser 2013-1A, Cl E
6.007%, 04/20/23 (A)(B)	1,500,000	1,403,477
Newstar Trust, Ser 2012-2A, Cl C
4.507%, 01/20/23 (A)(B)	200,000	199,676
Octagon Investment Partners XXI, Ser 2014-1A, Cl D
6.834%, 11/14/26 (A)(B)	1,500,000	1,494,990
OZLM Funding CLO, Ser 2013-4A, Cl D
4.920%, 07/22/25 (A)(B)	1,000,000	897,913
Sudbury Mill CLO, Ser 2013-1A, Cl E
5.007%, 01/17/26 (A)(B)	3,200,000	2,806,195
Symphony CLO XI, Ser 2013-11A, Cl E
5.507%, 01/17/25 (A)(B)	4,000,000	3,852,288

Total Collateralized Loan Obligations (Cost $31,254,027)		30,797,556

THE ADVISORS’ INNER CIRCLE FUND II	FROST CREDIT FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 23.6%
Automotive — 17.3%
American Credit Acceptance Receivables Trust, Ser 2014-1, Cl D
5.200%, 04/12/21 (A)	$1,750,000	$1,782,179
American Credit Acceptance Receivables Trust, Ser 2014-2, Cl D
4.960%, 05/10/21 (A)	1,500,000	1,525,357
CarFinance Capital Auto Trust, Ser 2015-1A, Cl E
5.490%, 01/18/22 (A)	2,250,000	2,260,818
Carnow Auto Receivables Trust, Ser 2014-1A, Cl D
4.160%, 11/15/18 (A)	3,960,000	3,955,940
CPS Auto Receivables Trust, Ser 2013-B, Cl E
6.410%, 09/15/20 (A)	622,667	631,822
CPS Auto Receivables Trust, Ser 2014-C, Cl D
4.830%, 08/17/20 (A)	3,000,000	2,942,937
CPS Auto Receivables Trust, Ser 2014-C, Cl E
5.910%, 11/15/21 (A)	1,500,000	1,493,211
Exeter Automobile Receivables Trust, Ser 2015-1A, Cl D
5.830%, 12/15/21 (A)	430,000	432,060
Flagship Credit Auto Trust, Ser 2014-1, Cl E
5.710%, 08/16/21 (A)	1,750,000	1,795,232
SNAAC Auto Receivables Trust, Ser 2014-1A, Cl E
4.580%, 04/15/21 (A)	1,500,000	1,509,116

		18,328,672

Other Asset-Backed Securities — 6.3%
Nations Equipment Finance Funding II, Ser 2014-1A, Cl C
5.227%, 09/20/19 (A)	2,847,045	2,868,497
Springleaf Funding Trust, Ser 2015-AA, Cl D
6.310%, 11/15/24 (A)	2,620,000	2,635,477
Westgate Resorts, Ser 2014-1A, Cl C
5.500%, 12/20/26 (A)	1,138,424	1,141,042

		6,645,016

Total Asset-Backed Securities (Cost $24,901,893)		24,973,688

MORTGAGE-BACKED SECURITIES — 12.3%
Commercial Mortgage-Backed Securities — 12.3%
A10 Securitization, Ser 2013-1, Cl C
4.700%, 11/15/25 (A)	813,000	813,553
A10 Securitization, Ser 2013-1, Cl D
6.410%, 11/15/25 (A)	340,000	340,114
A10 Securitization, Ser 2013-2, Cl D
6.230%, 11/15/27 (A)	490,000	516,101
BAMLL Commercial Mortgage Securities Trust, Ser 2015-ASHF, Cl F
5.182%, 01/15/17 (A)(B)	1,900,000	1,900,000
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl AJ
5.772%, 03/15/49 (B)	250,000	258,495

Description	Face Amount	Value
Commercial Mortgage Trust, Ser 2005-CD1, Cl D
5.226%, 07/15/44 (B)	$250,000	$250,838
Credit Suisse Commercial Mortgage Trust, Ser 2008-C1, Cl D
5.971%, 02/15/41 (A)(B)	699,000	634,736
JPMorgan Chase Commercial Mortgage Securities, Ser 2001-CIB2, Cl E
6.432%, 04/15/35 (A)(B)	3,000,000	2,918,955
JPMorgan Chase Commercial Mortgage Securities, Ser 2004-C3, Cl F
5.195%, 01/15/42 (A)(B)	750,000	762,563
Motel 6 Trust, Ser 2015-MTL6, Cl F
5.000%, 02/05/30 (A)	2,750,000	2,680,472
New York Mortgage Securitization Trust, Ser 2013-1, Cl A
5.422%, 08/27/24 (A)(B)	2,000,000	2,010,000

Total Mortgage-Backed Securities (Cost $13,083,482)		13,085,827

MUNICIPAL BOND — 0.3%
California School Finance Authority, RB
7.000%, 08/01/17 (Cost $335,000)	335,000	337,533

Total Investments — 100.3% (Cost $106,820,179)†		$106,353,304

Percentages are based on Net Assets of $106,022,542.

‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2015.

Cl – Class

CLO – Collateralized Loan Obligation

RB – Revenue Bond

Ser – Series

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $106,820,179, and the unrealized appreciation and depreciation were $934,608 and $(1,401,483), respectively.

As of April 30, 2015, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1500

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Face Amount	Value
ASSET-BACKED SECURITIES — 31.9%
Automotive — 11.3%
American Credit Acceptance Receivables Trust, Ser 2012-3, Cl C
2.780%, 09/17/18 (A)	$2,000,000	$2,009,038
American Credit Acceptance Receivables Trust, Ser 2013-1, Cl B
2.150%, 02/15/19 (A)	750,000	752,955
Avis Budget Rental Car Funding AESOP, Ser 2011-5A, Cl A
3.270%, 02/20/18 (A)	3,500,000	3,611,234
Capital Auto Receivables Asset Trust, Ser 2013-3, Cl D
3.360%, 02/20/19	1,500,000	1,542,135
Chesapeake Funding, Ser 2012-1A, Cl C
2.174%, 11/07/23 (A)(B)	3,000,000	3,009,340
Chesapeake Funding, Ser 2012-2A, Cl D
2.028%, 05/07/24 (A)(B)	2,000,000	2,003,287
Chesapeake Funding, Ser 2013-1A, Cl C
1.574%, 01/07/25 (A)(B)	2,000,000	2,000,000
Chesapeake Funding, Ser 2013-1A, Cl D
1.978%, 01/07/25 (A)(B)	3,000,000	3,004,929
Chesapeake Funding, Ser 2014-1A, Cl D
1.728%, 03/07/26 (A)(B)	2,000,000	2,000,000
CPS Auto Receivables Trust, Ser 2011-A, Cl A
2.820%, 04/16/18 (A)	178,371	178,486
CPS Auto Receivables Trust, Ser 2011-B, Cl A
3.680%, 09/17/18 (A)	301,539	304,937
CPS Auto Receivables Trust, Ser 2015-A, Cl A
1.530%, 07/15/19 (A)	976,618	975,241
Exeter Automobile Receivables Trust, Ser 2013-2A, Cl A
1.490%, 11/15/17 (A)	388,237	388,899
Oscar US Funding Trust, Ser 2014-1A, Cl A4
2.550%, 12/15/21 (A)	2,000,000	2,030,328
SMART Trust, Ser 2012-4US, Cl A4B
0.872%, 08/14/18 (B)	1,000,000	1,002,830
Tidewater Auto Receivables Trust, Ser 2012-AA, Cl A3
1.990%, 04/15/19 (A)	268,296	268,542

		25,082,181

Credit Cards — 9.5%
American Express Credit Account Master Trust, Ser 2013-1, Cl B
0.882%, 02/16/21 (B)	2,500,000	2,509,450
Capital One Multi-Asset Execution Trust, Ser 2014-A1, Cl A
0.475%, 11/15/19 (B)	2,760,000	2,758,579
Chase Issuance Trust, Ser 2012-A10, Cl A10
0.442%, 12/16/19 (B)	2,000,000	1,998,735
Golden Credit Card Trust, Ser 2014-2A, Cl A
0.625%, 03/15/21 (A)(B)	3,000,000	2,995,358
Golden Credit Card Trust, Ser 2015-1A, Cl A
0.622%, 02/15/20 (A)(B)	10,000,000	10,010,630

Description	Face Amount	Value
World Financial Network Credit Card Master Trust, Ser 2010-A, Cl B
6.750%, 04/15/19	$1,000,000	$1,006,590

		21,279,342

Other Asset-Backed Securities — 6.6%
Access Group, Ser 2002-A, Cl A2
0.170%, 09/25/37 (B)	2,250,000	2,169,715
Impact Funding, Ser 2001-A, Cl A
5.933%, 07/25/33	593,171	651,717
ING Investment Management, Ser 2013-3A, Cl A2
2.057%, 01/18/26 (A)(B)	5,000,000	4,916,100
NCF Dealer Floorplan Master Trust, Ser 2014-1A, Cl C
2.924%, 10/20/20 (A)(B)	3,550,000	3,547,355
Sierra Timeshare Receivables Funding, Ser 2012-1A, Cl B
3.580%, 11/20/28 (A)	212,829	216,853
TAL Advantage V, Ser 2013-1A, Cl B
3.960%, 02/22/38 (A)	3,133,333	3,118,773

		14,620,513

Student Loan — 4.5%
Nelnet Student Loan Trust, Ser 2012-6A, Cl B
1.655%, 08/26/52 (A)(B)	3,000,000	2,810,826
Nelnet Student Loan Trust, Ser 2013-3A, Cl B
1.671%, 07/25/47 (A)(B)	4,000,000	3,816,051
SLM Private Education Loan Trust, Ser 2012-A, Cl A1
1.573%, 08/15/25 (A)(B)	926,742	935,102
SLM Student Loan Trust, Ser 2013-2, Cl B
1.674%, 06/25/43 (B)	2,000,000	1,973,448
South Texas, Higher Education Authority, Ser 2012-1, Cl A1
0.755%, 10/01/20 (B)	573,522	573,092

		10,108,519

Total Asset-Backed Securities (Cost $70,010,891)		71,090,555

U.S. TREASURY OBLIGATIONS — 24.2%
U.S. Treasury Notes
1.500%, 11/30/19	25,000,000	25,138,675
1.000%, 02/15/18	4,000,000	4,014,064
0.875%, 01/31/17 to 11/15/17	4,000,000	4,020,001
0.750%, 03/15/17 to 12/31/17	10,000,000	10,005,860
0.625%, 04/30/18	9,000,000	8,918,438
0.500%, 07/31/17	1,000,000	995,781
0.090%, 07/31/16 (B)	1,000,000	1,000,015

Total U.S. Treasury Obligations (Cost $53,820,034)		54,092,834

MORTGAGE-BACKED SECURITIES — 18.7%
Agency Residential Mortgage-Backed Obligations — 11.3%
FHLMC
1.997%, 02/01/37 (B)	2,114,031	2,223,565
FHLMC REMIC, Ser 2010-3747, Cl UF
0.662%, 10/15/40 (B)	5,106,482	5,145,965

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Face Amount	Value
FNMA REMIC, Ser 2011-84, Cl F
0.531%, 01/25/40 (B)	$5,149,654	$5,171,649
GNMA REMIC, Ser 2009-108, Cl WG
4.000%, 09/20/38	2,221,998	2,319,773
GNMA REMIC, Ser 2011-125, Cl BG
2.250%, 12/20/30	1,954,161	1,997,303
GNMA, Ser 2009-70, Cl PD
5.000%, 05/20/38	3,006,611	3,092,344
GNMA, Ser 2010-80, Cl F
0.581%, 04/20/40 (B)	1,045,749	1,050,305
GNMA, Ser 2011-50, Cl DK
2.500%, 02/20/40	4,241,944	4,301,755

		25,302,659

Commercial Mortgage-Backed Obligations — 7.4%
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFL
0.423%, 04/15/37 (B)	5,101,874	5,071,558
FREMF Mortgage Trust, Ser 2013-KF02, Cl B
3.174%, 12/25/45 (A)(B)	1,049,736	1,081,071
GE Business Loan Trust, Ser 2003-1, Cl A
0.612%, 04/15/31 (A)(B)	668,218	638,875
Hilton USA Trust, Ser 2014-ORL, Cl D
2.303%, 07/15/29 (A)(B)	4,000,000	3,999,217
Latitude Management Real Estate, Ser 2015-CRE1, Cl B
3.667%, 02/22/32 (A)(B)	1,000,000	1,000,000
Velocity Commercial Capital Loan Trust, Ser 2014-1, Cl A
2.170%, 09/25/44 (A)(B)	2,612,567	2,596,238
WFCG Commercial Mortgage Trust, Ser 2015-BXRP, Cl D
2.771%, 11/15/29 (A)(B)	2,000,000	1,997,494

		16,384,453

Total Mortgage-Backed Securities (Cost $41,462,488)		41,687,112

CORPORATE OBLIGATIONS — 10.7%
Consumer Staples — 1.5%
Clorox
5.950%, 10/15/17	3,000,000	3,330,087

Energy — 2.2%
BP AMI Leasing (A)
5.523%, 05/08/19	3,000,000	3,396,162
Noble Holding International
3.050%, 03/01/16	1,500,000	1,509,081

		4,905,243

Financials — 6.4%
American Tower‡
3.400%, 02/15/19	1,000,000	1,036,154
Bank of America MTN (B)
1.911%, 01/14/21	1,000,000	1,020,000
Credit Suisse NY (B)
0.957%, 04/27/18	2,000,000	1,998,836
JPMorgan Chase MTN (B)
2.700%, 08/17/22	1,250,000	1,220,500
Kayne Anderson MLP Investment (B)
1.481%, 08/19/16	8,000,000	7,994,752

Description	Face Amount/ Shares	Value
Morgan Stanley MTN (B)
3.992%, 12/15/19	$1,000,000	$1,018,750

		14,288,992

Information Technology — 0.6%
Apple (B)
0.503%, 05/03/18	1,250,000	1,253,717

Total Corporate Obligations (Cost $23,153,713)		23,778,039

COLLATERALIZED LOAN OBLIGATIONS — 7.1%
Newstar Trust, Ser 2012-2A, Cl A
2.175%, 01/20/23 (A)(B)	5,000,000	4,998,910
OZLM Funding, Ser 2013-4A, Cl A2
2.007%, 07/22/25 (A)(B)	5,000,000	4,917,590
Sudbury Mill CLO, Ser 2013-1A, Cl A1
1.707%, 01/17/26 (A)(B)	6,000,000	5,984,886

Total Collateralized Loan Obligations (Cost $15,999,115)		15,901,386

MUNICIPAL BONDS — 2.5%
Dallas County Schools, Taxable Public Property Finance, GO
3.450%, 12/01/22	1,570,000	1,524,470
3.200%, 12/01/21	1,580,000	1,528,065
Illinois State, Build America Bonds, GO
5.090%, 04/01/17	2,300,000	2,440,070

Total Municipal Bonds (Cost $5,433,991)		5,492,605

SOVEREIGN DEBT — 2.2%
Government — 2.2%
Kingdom of Denmark 0.875%, 03/20/17 (Cost $5,005,479)	5,000,000	5,016,450

CASH EQUIVALENT* — 3.4%
AIM STIT-Government & Agency Portfolio, Private Class, 0.010% (Cost $7,648,422)	7,648,422	7,648,422

Total Investments — 100.7% (Cost $222,534,133)†		$224,707,403

Percentages are based on Net Assets of $223,035,451.

THE ADVISORS’ INNER CIRCLE FUND II	FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

*	Rate shown is the 7-day effective yield as of April 30, 2015.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2015.

AESOP – Auto Employee Stock Ownership Plan

Cl – Class

CLO – Collateralized Loan Obligation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

MLP – Master Limited Partnership

MTN – Medium Term Note

REMIC – Real Estate Mortgage Investment Conduit

Ser – Series

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $222,534,133, and the unrealized appreciation and depreciation were $2,500,351 and $(327,081), respectively.

The following is a list of the inputs used as of April 30, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$71,090,555	$—	$71,090,555
U.S. Treasury Obligations	—	54,092,834	—	54,092,834
Mortgage-Backed Securities	—	41,687,112	—	41,687,112
Corporate Obligations	—	23,778,039	—	23,778,039
Collateralized Loan Obligations	—	15,901,386	—	15,901,386
Municipal Bonds	—	5,492,605	—	5,492,605
Sovereign Debt	—	5,016,450	—	5,016,450
Cash Equivalent	7,648,422	—	—	7,648,422

Total Investments in Securities	$7,648,422	$217,058,981	$—	$224,707,403

For the period ended April 30, 2015, there have been transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1500

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Face Amount	Value
MUNICIPAL BONDS — 95.9%
Alaska — 0.4%
Anchorage, Ser D, GO, NATL
Callable 06/01/15 @ 100
5.000%, 06/01/18	$1,000,000	$1,003,380

Arizona — 1.0%
Maricopa County, Unified School District No. 41 Gilbert, GO
4.000%, 07/01/19	1,150,000	1,260,998
Pima County, Street and Highway Revenue Authority, RB
3.000%, 07/01/19	1,190,000	1,257,199

		2,518,197

Arkansas — 0.2%
University of Arkansas, RB
3.000%, 11/01/18	375,000	398,130

California — 2.4%
California State, GO
5.000%, 04/01/18	2,000,000	2,232,180
California State, Municipal Finance Authority, Ser A, RB
5.000%, 03/01/25	1,875,000	1,906,912
California State, School Finance Authority, RB
Callable 02/01/24 @ 100
5.350%, 08/01/24	600,000	661,530
Golden State Tobacco Securitization, Ser A, RB
4.000%, 06/01/21	1,000,000	1,124,160

		5,924,782

Colorado — 1.7%
Adams County, School District No. 14, GO, AGM (A)
Pre-Refunded @ 100
5.125%, 12/01/16	1,000,000	1,072,830
Boulder Valley, School District No. Re-2 Boulder, Ser B, GO
4.000%, 12/01/18	2,000,000	2,190,080
Highlands Ranch, Metropolitan District No. 2, GO, NATL
Callable 06/15/15 @ 100
4.100%, 06/15/18	1,000,000	1,003,330

		4,266,240

District of Columbia — 1.3%
District of Columbia, RB
4.000%, 10/01/20	305,000	319,616
4.000%, 10/01/22	895,000	925,367
District of Columbia, Ser A, GO, AGM
Callable 06/01/17 @ 100
4.750%, 06/01/31	1,750,000	1,873,410

		3,118,393

Florida — 2.6%
Florida State, Department of Education, Ser A, RB
Callable 07/01/20 @ 101
4.375%, 07/01/30	2,000,000	2,114,080
Florida State, Housing Finance, Homeowner Mortgage Special Program, Ser A, RB, FNMA/GNMA/FHLMC
Callable 01/01/20 @ 100
5.000%, 07/01/28	1,015,000	1,062,776

Description	Face Amount	Value
Orlando, Capital Improvement Project, Ser A, RB
3.000%, 04/01/18	$1,750,000	$1,851,010
Southeast Overtown Park West, Community Redevelopment Agency, Ser A-1, TA
5.000%, 03/01/17	1,285,000	1,370,324

		6,398,190

Georgia — 0.4%
De Kalb County, Special Transportation, Parks & Greenspace Project, GO
Callable 12/01/15 @ 100
5.000%, 12/01/18	1,000,000	1,026,970

Illinois — 6.3%
Chicago, Board of Education, Ser F, GO
Callable 12/01/20 @ 100
5.000%, 12/01/21	3,090,000	3,210,016
Chicago, O’Hare International Airport, Ser B, RB
Callable 01/01/21 @ 100
5.500%, 01/01/31	1,030,000	1,179,700
Chicago, Ser A, GO
5.000%, 01/01/22	1,000,000	1,074,190
4.000%, 01/01/20	900,000	926,163
Illinois State, GO
5.000%, 07/01/19	500,000	552,985
Illinois State, GO, AGM
Callable 10/01/17 @ 100
5.000%, 04/01/19	1,000,000	1,078,920
Illinois State, GO, AMBAC
Callable 06/01/15 @ 100
5.000%, 04/01/16	1,495,000	1,500,173
Illinois State, Ser A, GO
3.000%, 01/01/18	2,050,000	2,107,031
Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,410,000	2,791,021
Southern Illinois University, Ser A, RB, NATL
5.250%, 04/01/21	1,000,000	1,148,310

		15,568,509

Indiana — 0.6%
Franklin Township, School Building, RB, AMBAC
Callable 01/15/17 @ 100
5.000%, 01/15/29	1,300,000	1,383,499

Iowa — 3.0%
Cedar Rapids, Ser A, GO
Callable 06/01/15 @ 100
4.000%, 06/01/19	1,200,000	1,202,940
Coralville, Ser C, TA
5.000%, 06/01/15	920,000	920,359
Coralville, Ser D, COP
5.250%, 06/01/16	500,000	510,335
Coralville, Ser D, COP
Callable 06/01/16 @ 100
5.250%, 06/01/17	250,000	254,850
Coralville, Urban Renewal Tax Increment, Ser C, TA
Callable 06/01/17 @ 100
5.000%, 06/01/18	1,125,000	1,135,631

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Face Amount	Value
Hardin County, GO
2.500%, 06/01/17	$680,000	$692,281
2.500%, 06/01/18	785,000	799,931
2.500%, 06/01/19	925,000	938,274
Iowa State, University of Science & Technology, Science and Athletic Facilities Project, Ser I, RB
2.000%, 07/01/17	780,000	796,926

		7,251,527

Kentucky — 0.4%
Fayette County, School District Finance, Ser B, RB
2.000%, 07/01/16	1,080,000	1,098,770

Maryland — 1.0%
Anne Arundel County, Water & Sewer Authority, Consolidated Water & Sewer Project, GO
Callable 04/01/18 @ 100
4.700%, 04/01/36	1,000,000	1,071,730
Maryland State, Economic Development, RB
3.000%, 07/01/15	250,000	250,307
3.000%, 07/01/16	250,000	251,807
Maryland State, State Local Facilities, Ser A, GO (A)
Pre-Refunded @ 100
4.000%, 03/01/17	1,000,000	1,062,840

		2,636,684

Massachusetts — 1.2%
Fall River, GO
2.000%, 03/01/17	2,000,000	2,044,420
2.000%, 12/01/24	1,015,000	951,451

		2,995,871

Michigan — 0.9%
Taylor, Brownfield Redevelopment Authority, RB, NATL
Callable 05/01/24 @ 100
4.000%, 05/01/28	1,175,000	1,150,501
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM
3.000%, 05/01/19	1,025,000	1,058,128

		2,208,629

Minnesota — 0.5%
Minnesota State, Housing Finance Agency, Ser A, RB, GNMA
Callable 07/01/22 @ 100
2.600%, 09/01/42	1,237,161	1,205,935

Mississippi — 0.3%
Mississippi State, Ser S, COP
Callable 10/15/15 @ 100
1.250%, 04/15/16	800,000	800,568

Missouri — 1.3%
Saint Louis, Municipal Finance, City Justice Center Project, RB
5.000%, 02/15/17	1,275,000	1,373,099
State Louis, Municipal Finance, RB, AGM
5.000%, 07/15/22	1,575,000	1,861,162

		3,234,261

Description	Face Amount	Value
New Mexico — 0.5%
Bernalillo County, Ser A, GO
Callable 08/01/17 @ 100
4.000%, 08/01/19	$300,000	$320,910
New Mexico State, Severance Tax, Ser A-1, RB
Callable 07/01/17 @ 100
2.750%, 07/01/20	1,000,000	1,029,850

		1,350,760

New York — 3.4%
New York City, Ser D, GO
Callable 02/01/23 @ 100
5.000%, 08/01/27	2,400,000	2,786,736
New York City, Ser P, GO, NATL
Callable 08/01/15 @ 100
5.000%, 08/01/18	235,000	237,710
New York City, Ser P, GO, NATL (A)
Pre-Refunded @ 100
5.000%, 08/01/15	765,000	773,935
New York State, Dormitory Authority, RB
4.000%, 09/01/15	1,335,000	1,346,094
New York State, Thruway Authority, Ser H, RB, NATL
4.000%, 01/01/18	1,000,000	1,078,960
Niagara County, Tobacco Asset Securitization, RB
5.000%, 05/15/20	350,000	402,514
5.000%, 05/15/21	300,000	348,645
Suffolk County, Public Improvement Project, Ser B, GO, NATL
Callable 11/01/15 @ 100
4.375%, 11/01/18	1,400,000	1,425,130

		8,399,724

Ohio — 1.8%
Ohio State, Air Quality Development, RB
2.250%, 08/01/29	750,000	761,108
Ohio State, Higher Educational Facility Commission, RB
5.000%, 12/01/23	445,000	535,299
5.000%, 12/01/24	690,000	830,815
Ohio State, Ser A, GO
3.000%, 02/01/19	2,190,000	2,334,518

		4,461,740

Oklahoma — 1.2%
Cleveland County, Independent School District No. 29 Norman, GO
1.500%, 03/01/17	2,000,000	2,028,540
Oklahoma State, Housing Finance Agency, RB, GNMA
Callable 03/01/23 @ 100
3.750%, 03/01/44	938,006	975,020

		3,003,560

Oregon — 0.4%
Oregon State, GO
Callable 08/01/17 @ 100
4.500%, 08/01/32	445,000	473,565
Oregon State, GO (A)
Pre-Refunded @ 100
4.500%, 08/01/32	555,000	602,025

		1,075,590

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Face Amount	Value
Pennsylvania — 0.2%
Philadelphia, Ser A, GO
5.000%, 07/15/20	$500,000	$577,650

Puerto Rico — 1.1%
Commonwealth of Puerto Rico, Electric Power Authority, Ser UU, RB (B)
Callable 07/01/17 @ 100
0.864%, 07/01/25	2,000,000	1,157,640
Commonwealth of Puerto Rico, Ser A, GO
5.500%, 07/01/18	1,825,000	1,512,524

		2,670,164

Rhode Island — 0.7%
Providence, Ser A, GO
5.000%, 07/15/18	1,500,000	1,666,110

Tennessee — 2.2%
Memphis, Ser A, GO
2.000%, 04/01/19	2,000,000	2,055,440
Memphis-Shelby County, Sports Authority, Ser A, RB
Callable 11/01/19 @ 100
5.000%, 11/01/22	1,800,000	2,083,518
Tennessee State, Housing Development Agency, RB
Callable 01/01/22 @ 100
2.750%, 01/01/24	470,000	475,137
2.750%, 07/01/24	340,000	343,716
Tennessee State, Housing Development Agency, Ser 2B, RB
2.350%, 01/01/21	375,000	374,599

		5,332,410

Texas — 53.6%
Alamo, Community College District, Ser A, RB
3.000%, 11/01/19	2,000,000	2,121,700
Andrews County, Hospital District, GO
2.750%, 03/15/20	1,250,000	1,263,625
Andrews County, Hospital District, GO, AGM
2.500%, 03/15/19	1,215,000	1,228,401
Arlington, Special Tax Revenue, RB
Callable 02/15/19 @ 100
5.000%, 08/15/28	250,000	276,767
Austin, Independent School District, GO
Callable 08/01/19 @ 100
4.125%, 08/01/21	1,000,000	1,112,620
Austin, Water & Wastewater System, Ser A, RB, AMBAC
5.000%, 11/15/19	1,000,000	1,158,360
Bastrop, Independent School District, School Building Project, GO, AGM
Callable 02/15/19 @ 100
5.000%, 02/15/34	1,000,000	1,114,400
Bastrop, Independent School District, School Building Project, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.250%, 02/15/32	500,000	541,235
Beaumont, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/17 @ 100
5.000%, 02/15/33	500,000	535,055

Description	Face Amount	Value
Capital Area, Cultural Education Facilities Finance, Roman Catholic Diocese, RB
5.125%, 04/01/20	$685,000	$779,729
Central Texas, Turnpike System, Ser C, RB
5.000%, 08/15/24	750,000	879,945
Clifton, Higher Education Finance, Idea Public Schools Project, RB
4.800%, 08/15/21	500,000	560,855
Clifton, Higher Education Finance, RB, PSF-GTD
5.000%, 08/15/24	1,185,000	1,440,948
Clifton, Higher Education Finance, RB, PSF-GTD
Callable 08/15/24 @ 100
5.000%, 08/15/25	700,000	844,081
Clifton, Higher Education Finance, Ser A, RB
3.375%, 12/01/24	2,000,000	1,989,440
College Station, GO (A)
Pre-Refunded @ 100
4.500%, 02/15/27	160,000	179,379
College Station, GO
Callable 02/15/18 @ 100
4.500%, 02/15/27	1,730,000	1,911,166
4.000%, 02/15/19	1,000,000	1,077,110
Conroe, Industrial Development, RB, AGM
4.000%, 09/01/18	595,000	643,421
Corpus Christi, GO
4.000%, 03/01/19	1,010,000	1,097,163
Dallas Area, Rapid Transit, Ser A, RB
5.000%, 12/01/22	1,000,000	1,212,160
Dallas County, Schools Tax, GO
4.000%, 06/01/19	1,500,000	1,580,625
3.000%, 06/01/19	940,000	953,705
Dallas County, Schools Tax, RB
Callable 06/01/16 @ 100
3.000%, 06/01/18	825,000	809,234
2.750%, 06/01/17	800,000	783,760
Dallas, GO (A)
Pre-Refunded @ 100
5.000%, 02/15/18	1,000,000	1,109,880
Dallas, GO, NATL (A)
Pre-Refunded @ 100
4.250%, 02/15/22	845,000	899,764
Dallas, GO, NATL
Callable 02/15/17 @ 100
4.250%, 02/15/22	165,000	174,816
Dallas, Ser B, RB
5.000%, 11/01/19	1,395,000	1,614,726
Dallas, Ser F, RB
Callable 11/01/23 @ 100
5.250%, 11/01/30	2,000,000	2,315,540
Denton, Independent School District, GO
Callable 08/15/19 @ 100
5.000%, 08/15/27	1,000,000	1,145,810
Downtown Redevelopment Authority, TA, BAM
5.000%, 09/01/25	1,000,000	1,168,320
Downtown Redevelopment Authority, TA, BAM
Callable 09/01/25 @ 100
5.000%, 09/01/29	1,000,000	1,122,290
El Paso, GO
Callable 08/15/19 @ 100
5.500%, 08/15/34	1,000,000	1,155,670

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Face Amount	Value
Elkhart, Independent School District, School Building Project, GO, AGM
Callable 08/15/19 @ 100
4.625%, 08/15/30	$665,000	$732,478
Forney, Independent School District, School Building Project, GO, PSF-GTD
Callable 08/15/17 @ 100
5.000%, 08/15/38	1,000,000	1,073,170
Fort Bend County, Municipal Utility District No. 25, GO, AGM (A)
Pre-Refunded @ 100
5.600%, 10/01/36	1,000,000	1,074,280
Frisco, Independent School District, School Building Project, Ser A, GO, PSF-GTD
Callable 08/15/17 @ 100
5.000%, 08/15/27	500,000	545,870
Galveston County, GO
3.000%, 02/01/19	600,000	630,804
Garland, Independent School District, Ser A, GO, PSF-GTD
Callable 06/01/15 @ 100
3.000%, 02/15/19	350,000	350,542
Grand Prairie, Independent School District, School Building Project, Ser A, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.000%, 02/15/32	1,000,000	1,078,980
Greenville, Electric Utility System, RB
Callable 02/15/19 @ 100
5.000%, 02/15/20	1,000,000	1,127,660
Harris County, Cultural Education Facilities Finance, Texas Children’s Hospital Project, RB
Callable 10/01/19 @ 100
5.500%, 10/01/39	1,000,000	1,143,690
Houston, Higher Education Finance, Ser A, RB, PSF-GTD
4.000%, 02/15/21	940,000	1,051,334
4.000%, 02/15/22	1,005,000	1,131,107
Houston, Independent School District, GO, PSF-GTD
5.000%, 02/15/23	2,500,000	3,037,675
Hurst, Waterworks and Sewer System, GO
Callable 08/15/18 @ 100
5.000%, 08/15/36	1,000,000	1,104,750
Irving, Hotel Occupancy Project, GO
Callable 02/15/19 @ 100
5.000%, 08/15/39	1,280,000	1,415,078
Irving, Independent School District, School Building Project, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.000%, 02/15/17	500,000	539,490
Kaufman County, GO, AGM
3.000%, 02/15/22	1,670,000	1,695,618
Klein, Independent School District, Schoolhouse Project, GO
Callable 08/01/19 @ 100
5.000%, 08/01/34	855,000	969,527
Love Field, Airport Modernization, Southwest Airlines Project, RB
Callable 11/01/20 @ 100
5.250%, 11/01/40	2,500,000	2,727,175

Description	Face Amount	Value
Mesquite, Independent School District No. 1, School Building Project, GO
Callable 08/15/19 @ 100
4.375%, 08/15/26	$560,000	$631,915
Navarro County, Junior College District, RB, AGM
3.000%, 05/15/19	550,000	564,943
2.250%, 05/15/18	880,000	887,982
New Hope, Cultural Education Facilities, RB
5.000%, 04/01/21	355,000	401,356
4.000%, 04/01/17	135,000	142,073
4.000%, 04/01/19	200,000	214,486
4.000%, 04/01/20	210,000	225,761
North East, Independent School District, Ser B, GO, PSF-GTD
5.000%, 02/01/22	1,330,000	1,594,258
5.000%, 02/01/23	1,410,000	1,705,099
North Harris County, Regional Water Authority, RB
3.000%, 12/15/20	2,015,000	2,149,038
North Texas, Tollway Authority, RB (A)
Pre-Refunded @ 100
5.750%, 01/01/33	1,000,000	1,123,310
North Texas, Tollway Authority, Ser C, RB
Callable 01/01/19 @ 100
5.250%, 01/01/20	1,250,000	1,412,775
Northside, Independent School District, GO, PSF-GTD (B)
1.350%, 06/01/33	2,915,000	2,903,661
Olmos Park, Higher Education Facilities, RB
2.000%, 12/01/18	3,000,000	3,005,130
Pharr/San Juan/Alamo, Independent School District, School Building Project, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.000%, 02/01/33	1,000,000	1,111,240
Plano, GO (A)
Pre-Refunded @ 100
4.100%, 09/01/15	270,000	273,426
Plano, GO
Callable 09/01/15 @ 100
4.100%, 09/01/19	730,000	738,161
Pleasant Grove, Independent School District, GO, PSF-GTD (A)
Pre-Refunded @ 100
5.250%, 02/15/17	1,000,000	1,083,400
Polk County, GO, AGM
3.000%, 08/15/19	1,150,000	1,200,267
Red River, Educational Finance Authority, Hockaday School Project, RB
Callable 05/15/15 @ 100
4.000%, 05/15/16	1,000,000	1,001,080
Round Rock, Independent School District, School Building Project, GO
Callable 08/01/18 @ 100
5.000%, 08/01/28	1,000,000	1,116,620
Royal, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/17 @ 100
4.500%, 02/15/28	400,000	420,892

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Face Amount	Value
San Angelo, Independent School District, School Building Project, Ser A, GO, AGM (A)
Pre-Refunded @ 100
5.250%, 02/15/19	$1,110,000	$1,272,870
San Antonio, Education Facilities, RB
Callable 06/01/23 @ 100
5.000%, 06/01/25	1,200,000	1,433,532
San Antonio, GO
5.000%, 02/01/22	1,640,000	1,970,444
San Antonio, Public Facilities, RB
Callable 09/15/22 @ 100
5.000%, 09/15/23	500,000	591,295
5.000%, 09/15/26	3,000,000	3,488,190
San Antonio, Refunding & Improvement Project, Ser A, RB, AGM
2.500%, 07/01/16	570,000	582,118
2.000%, 07/01/15	400,000	401,152
San Antonio, Water System Revenue, RB
4.000%, 05/15/19	500,000	553,845
San Antonio, Water System Revenue, RB
Callable 11/15/18 @ 100
5.375%, 05/15/39	500,000	562,475
San Antonio, Water System Revenue, Ser B, RB
5.000%, 05/15/24	500,000	608,120
San Benito, Consolidated Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/18 @ 100
5.000%, 02/15/33	1,000,000	1,085,160
San Jacinto, Community College District, GO
3.000%, 02/15/19	1,795,000	1,880,675
San Marcos, Tax & Toll Revenue, GO, AGM (A)
Pre-Refunded @ 100
5.125%, 08/15/17	600,000	660,894
Sienna Plantation Levee, Improvement District, GO, BAM
4.000%, 09/01/19	500,000	551,455
Spring Branch, Independent School District, Schoolhouse Project, GO, PSF-GTD
Callable 02/01/17 @ 100
5.250%, 02/01/38	1,000,000	1,068,390
Texas A&M University, Permanent University Fund, RB
Callable 07/01/21 @ 100
4.000%, 07/01/22	1,850,000	2,070,076
Texas A&M University, Permanent University Fund, Ser B, RB
Callable 07/01/25 @ 100
5.000%, 07/01/34	1,000,000	1,173,930
Texas City, Industrial Development, Arco Pipe Line Company Project, RB
7.375%, 10/01/20	500,000	645,945
Texas State, College Student Loan, GO
Callable 08/01/19 @ 100
5.000%, 08/01/21	1,000,000	1,193,490
4.625%, 08/01/30	1,200,000	1,327,380

Description	Face Amount	Value
Texas State, Department of Housing & Community Affairs, Ser B, RB, FNMA/GNMA/FHLMC
Callable 01/01/21 @ 100
4.050%, 07/01/26	$755,000	$794,328
Texas State, GO
1.500%, 08/31/15	4,000,000	4,018,360
Texas State, Highway Improvement, GO
5.000%, 04/01/22	2,500,000	3,011,850
Texas State, Public Finance Authority, Cosmos Foundation, Ser A, RB
Callable 02/15/20 @ 100
6.000%, 02/15/30	750,000	879,300
Texas State, Public Finance Authority, Financing System, Texas Southern University, RB
5.625%, 05/01/21	1,440,000	1,615,594
5.375%, 05/01/20	1,365,000	1,498,251
5.250%, 05/01/19	1,300,000	1,414,803
Texas State, Public Finance Authority, New Frontiers School, Ser A, RB
Callable 08/15/20 @ 100
5.800%, 08/15/40	1,100,000	1,154,318
Texas State, Public Finance Authority, RB, BAM
5.000%, 11/01/21	1,400,000	1,571,878
Texas State, Ser A, GO
5.000%, 10/01/21	1,000,000	1,197,450
Texas State, University System, Ser A, RB
5.000%, 03/15/21	1,000,000	1,179,660
Texas State, Water Financial Assistance, Ser B, GO
Callable 08/01/18 @ 100
5.000%, 08/01/26	2,010,000	2,258,034
Titus County, Pass-Through Toll Project, Ser A, GO
4.000%, 03/01/18	555,000	586,080
Titus County, Pass-Through Toll Project, Ser B, GO
4.000%, 03/01/18	1,185,000	1,251,360
Tyler, Independent School District, School Building Project, GO (A)
Pre-Refunded @ 100
5.000%, 02/15/27	500,000	555,670
University of North Texas, Financing System Project, RB
Callable 04/15/18 @ 100
5.000%, 04/15/28	500,000	553,880
Upper Trinity, Regional Water District, RB, AGM
4.000%, 08/01/17	250,000	266,618
3.000%, 08/01/19	250,000	264,180
Waco, Health Facilities Development, Hillcrest Health System Project, Ser A, RB, NATL (A)
Pre-Refunded @ 100
5.000%, 08/01/16	1,000,000	1,058,070
Waller, Independent School District, School Building Project, GO, PSF-GTD
Callable 02/15/18 @ 100
5.500%, 02/15/33	1,000,000	1,104,080

THE ADVISORS’ INNER CIRCLE FUND II	FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Face Amount/ Shares	Value
Wylie, GO
Callable 02/15/18 @ 100
5.000%, 02/15/28	$1,000,000	$1,098,590

		132,591,591

Utah — 0.9%
Utah State, GO
5.000%, 07/01/19	2,000,000	2,310,660

Virginia — 3.1%
Fairfax County, Sewer Authority, RB
Callable 07/15/19 @ 100
4.000%, 07/15/25	1,500,000	1,615,695
Virginia Commonwealth, Housing Development Authority, RB
2.150%, 04/01/21	3,000,000	3,094,320
Virginia Commonwealth, Housing Development Authority, Ser A, RB
Callable 01/01/22 @ 100
2.100%, 07/01/22	895,000	876,277
Virginia Commonwealth, Transportation Board, RB
4.000%, 03/15/19	2,000,000	2,203,480

		7,789,772

Washington — 0.4%
Everett, Public Facilities District, Ser A, RB
5.000%, 12/01/17	900,000	985,644

Wisconsin — 0.9%
Wisconsin State, Ser B, GO
Callable 05/01/21 @ 100
4.500%, 05/01/31	2,000,000	2,211,820

Total Municipal Bonds (Cost $229,767,063)		237,465,730

CASH EQUIVALENT* — 5.1%
AIM STIT-Government & Agency Portfolio, Private Class, 0.010% (Cost $12,636,962)	12,636,962	12,636,962

Total Investments — 101.0% (Cost $242,404,025)†		$250,102,692

Percentages are based on Net Assets of $247,604,243.
*	Rate shown is the 7-day effective yield as of April 30, 2015
(A)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.
(B)	Variable Rate Security - The rate reflected on the Schedule of Investments is the rate in effect on April 30, 2015.

AGM – Assured Guaranty Municipal

AMBAC – American Municipal Bond Assurance Corporation

BAM – Build America Mutual

COP – Certificate of Participation

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

GO – General Obligation

NATL – National Public Finance Guaranty Corporation

PSF-GTD – Texas Public School Fund Guarantee

RB – Revenue Bond

Ser – Series

TA – Tax Allocation

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $242,404,025, and the unrealized appreciation and depreciation were $9,252,399 and $(1,553,732), respectively.

The following is a list of the inputs used as of April 30, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$237,465,730	$—	$237,465,730
Cash Equivalent	12,636,962	—	—	12,636,962

Total Investments in Securities	$12,636,962	$237,465,730	$—	$250,102,692

For the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1500

THE ADVISORS’ INNER CIRCLE FUND II	FROST KEMPNER TREASURY AND INCOME FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Face Amount/ Shares	Value
U.S. TREASURY OBLIGATIONS — 69.9%
U.S. Treasury Inflationary Protection Securities
3.625%, 04/15/28	$1,046,337	$1,476,561
2.625%, 07/15/17	788,234	856,650
2.500%, 07/15/16 to 01/15/29	2,121,070	2,442,161
2.375%, 01/15/25	1,058,446	1,287,169
2.125%, 02/15/40	937,192	1,240,389
1.750%, 01/15/28	1,467,737	1,721,036
1.375%, 07/15/18 to 01/15/20	3,307,047	3,568,255

Total U.S. Treasury Obligations (Cost $11,070,821)		12,592,221

CASH EQUIVALENT* — 29.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Shares, 0.000% (Cost $5,382,424)	5,382,424	5,382,424

Total Investments — 99.8% (Cost $16,453,245)†		$17,974,645

Percentages are based on Net Assets of $18,014,287.

*	Rate shown is the 7-day effective yield as of April 30, 2015.
†	At April 30, 2015, the tax basis cost of the Fund’s investments was $16,453,245, and the unrealized appreciation and depreciation were $1,525,364 and $(3,964), respectively.

The following is a list of the inputs used as of April 30, 2015 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$12,592,221	$—	$12,592,221
Cash Equivalent	5,382,424	—	—	5,382,424

Total Investments in Securities	$5,382,424	$12,592,221	$—	$17,974,645

For the period ended April 30, 2015, there have been transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2015, there have been no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1500

THE ADVISORS’ INNER CIRCLE FUND II	FROST AGGRESSIVE ALLOCATION FUND
SCHEDULE OF INVESTMENTS	APRIL 30, 2015 (Unaudited)

Description	Shares	Value
REGISTERED INVESTMENT COMPANIES — 94.8%
Exchange Traded Funds — 52.3%
iShares Core S&P Mid-Capital ETF	4,276	$640,630
SPDR S&P 500 ETF Trust	9,618	2,005,546
Vanguard FTSE All-World ex-US ETF	20,068	1,024,271
Vanguard FTSE Emerging Markets ETF	10,885	477,525
Vanguard Small-Capital ETF	2,937	352,616
WisdomTree Europe Hedged Equity Fund	8,558	549,937

		5,050,525

Open-End Funds — 42.5%
Cohen & Steers Institutional Realty Shares	3,477	172,664
Frost Cinque Large Cap Buy-Write Equity Fund, Institutional Shares*	3,316	43,942
Frost Credit Fund, Institutional Shares*	22,703	229,075
Frost Growth Equity Fund, Institutional Shares*	95,103	1,427,489
Frost Natural Resources Fund, Institutional Shares*	8,612	87,065
Frost Total Return Bond Fund, Institutional Shares*	16,454	176,217
Frost Value Equity Fund, Institutional Shares*	64,159	699,971
Hartford Floating Rate Fund	7,070	62,357
Hartford World Bond Fund	38,086	399,907
Metropolitan West Total Return Bond Fund	23,873	261,891
Templeton Global Bond Fund	22,487	279,510
Vanguard Total Bond Market Index Fund	24,078	262,927

		4,103,015

Total Registered Investment Companies (Cost $8,930,328)		9,153,540

CASH EQUIVALENT ** — 5.2%
AIM STIT - Liquid Assets Portfolio, Private Class, 0.010% (Cost $498,211)	498,211	498,211

Total Investments — 100.0% (Cost $9,428,539)†		$9,651,751

Percentages are based on Net Assets of $9,652,730.
*	Affiliated investment is a registered investment company which is managed by Frost Investment Advisors, LLC (the “Adviser”) or an affiliate of the Adviser or which is distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the period ended April 30, 2015 are as follows:

Value of Shares Held as of 7/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value of Shares Held as of 4/30/15	Dividend Income
Frost Cinque Large Cap Buy-Write Equity Fund
$—	$42,903	$—	$1,039	$—	$43,942	$518
Frost Credit Fund
$9,326	$219,127	$—	$622	$—	$229,075	$3,265
Frost Growth Equity Fund
$52,805	$1,335,765	$—	$38,919	$—	$1,427,489	$6,414
Frost Natural Resources Fund
$14,916	$163,014	$(86,550)	$2,813	$(7,128)	$87,065	$1,823
Frost Total Return Bond Fund
$33,785	$404,172	$(261,458)	$(337)	$55	$176,217	$4,048
Frost Value Equity Fund
$51,113	$825,648	$(173,100)	$5,650	$(9,340)	$699,971	$11,142

**	Rate shown is the 7-day effective yield as of April 30, 2015.

ETF – Exchange Traded Fund

FTSE – Financial Times and London Stock Exchange

S&P – Standard & Poor’s

SPDR – Standard & Poor’s Depositary Receipt

Amounts designated as “—” are $0 or have been rounded to $0.

†	At April 30, 2015, the tax basis cost of the Fund’s investments was $9,428,539, and the unrealized appreciation and depreciation were $244,285 and $(21,073), respectively.

As of April 30, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended April 30, 2015, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 assets and liabilities.

For further financial information on individual Registered Investment Companies, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or the individual Registered Investment Company’s website.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

FIA-QH-001-1500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015